Capital World Bond Fund®
Investment portfolio
September 30, 2024
unaudited

Bonds, notes & other debt instruments 91.18% Euros 16.66%	Principal amount (000)	Value (000)
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	EUR23,220	$23,202
AIB Group PLC 2.875% 5/30/2031 (5-year EUR Mid-Swap + 3.30% on 5/30/2026)[1]	2,300	2,528
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[1]	890	1,098
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[1]	1,060	1,226
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[1]	4,575	5,143
Altria Group, Inc. 2.20% 6/15/2027	4,275	4,670
American Medical Systems Europe BV 1.375% 3/8/2028	940	1,000
American Tower Corp. 0.45% 1/15/2027	1,086	1,143
American Tower Corp. 0.875% 5/21/2029	1,543	1,553
American Tower Corp. 4.625% 5/16/2031	411	490
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	675	724
Anheuser-Busch InBev SA/NV 2.875% 4/2/2032	1,061	1,173
Arkema SA 4.80% perpetual bonds (5-year EUR-ICE Swap EURIBOR + 2.035% on 3/25/2029)[1]	1,800	2,056
AT&T, Inc. 3.55% 11/18/2025	2,970	3,323
AT&T, Inc. 2.05% 5/19/2032	6,250	6,423
AT&T, Inc. 4.30% 11/18/2034	1,450	1,730
AT&T, Inc. 3.15% 9/4/2036	965	1,025
AT&T, Inc. 2.60% 5/19/2038	685	674
Austria (Republic of) 0% 2/20/2031	12,975	12,390
Austria (Republic of) 0.90% 2/20/2032	2,475	2,461
Austria (Republic of) 2.90% 2/20/2034	1,340	1,524
Austria (Republic of) 0.70% 4/20/2071	290	151
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	22,800	27,033
Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[1]	9,500	11,437
Banco Santander, SA 3.25% 4/4/2026	7,200	8,040
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	1,920	2,127
Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028)[1,2]	3,140	3,190
Bank of Ireland Group PLC 1.375% 8/11/2031 (5-year EUR Mid-Swap + 1.65% on 8/11/2026)[1]	4,000	4,298
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[1]	1,500	1,677
BAT International Finance PLC 2.75% 3/25/2025	3,500	3,883
Belgium (Kingdom of) 3.50% 6/22/2055	315	354
Belgium (Kingdom of), Series 89, 0.10% 6/22/2030	1,020	999
Belgium (Kingdom of), Series 94, 0.35% 6/22/2032	2,150	2,023
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	12,360	14,149
Belgium (Kingdom of), Series 100, 2.85% 10/22/2034	1,870	2,099
Belgium (Kingdom of), Series 88, 1.70% 6/22/2050	765	614
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	370	403
BNP Paribas SA 2.50% 3/31/2032 (1-year EUR Mid-Swap + 1.60% on 3/31/2027)[1]	1,500	1,620
BP Capital Markets PLC 1.231% 5/8/2031	3,200	3,160
BPCE SA 1.00% 4/1/2025	10,900	12,000
BPCE SA 4.50% 1/13/2033	8,800	10,399
British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	20,540	22,326
Bulgaria (Republic of) 3.625% 9/5/2032	3,909	4,427
Bulgaria (Republic of) 4.50% 1/27/2033	2,788	3,344
CaixaBank, SA 1.375% 6/19/2026	9,800	10,647
Capital World Bond Fund — Page 1 of 55

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	EUR16,200	$17,847
CaixaBank, SA 6.125% 5/30/2034 (5-year EUR Mid-Swap + 3.00% on 5/30/2029)[1]	2,500	3,027
Capital One Financial Corp. 1.65% 6/12/2029	2,873	2,966
Carrier Global Corp. 4.375% 5/29/2025	1,280	1,434
Carrier Global Corp. 4.125% 5/29/2028	1,500	1,732
Carrier Global Corp. 4.50% 11/29/2032	170	204
Celanese US Holdings, LLC 4.777% 7/19/2026	3,020	3,445
Celanese US Holdings, LLC 0.625% 9/10/2028	2,000	1,992
Coca-Cola Co. 3.375% 8/15/2037	1,425	1,607
Comcast Corp. 0% 9/14/2026	6,650	7,025
Comcast Corp. 0.25% 5/20/2027	6,700	6,999
Comcast Corp. 0.25% 9/14/2029	3,705	3,627
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030)[1]	16,000	18,785
Cote d’Ivoire (Republic of) 6.875% 10/17/2040	11,600	11,448
Daimler Truck International Finance BV 1.625% 4/6/2027	1,000	1,079
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]	25,900	26,367
Deutsche Telekom AG 1.375% 7/5/2034	2,030	1,978
DH Europe Finance II SARL 0.45% 3/18/2028	3,207	3,307
Dow Chemical Co. (The) 1.875% 3/15/2040	500	431
E.ON SE 1.625% 3/29/2031	5,260	5,384
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	12,400	12,944
Electricité de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027)[1]	6,800	7,310
Electricité de France SA 3.375% perpetual bonds (5-year EUR Mid-Swap + 3.97% on 9/15/2030)[1]	400	406
Electricité de France SA 7.50% perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028)[1]	4,000	4,894
Enel SpA 3.50% 12/31/2079 (5-year EUR Mid-Swap + 3.564% on 5/24/2025)[1]	1,245	1,383
Equinix Europe 2 Financing Corp., LLC 3.65% 9/3/2033	5,790	6,446
Equinix, Inc. 0.25% 3/15/2027	7,155	7,471
Equinix, Inc. 1.00% 3/15/2033	1,290	1,186
Estonia (Republic of) 4.00% 10/12/2032	1,010	1,213
Estonia (Republic of) 3.25% 1/17/2034	1,290	1,460
Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027)[1]	17,000	21,883
Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034 (5-year EUR Mid-Swap + 3.707% on 4/25/2029)[1]	6,100	7,152
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[1]	10,535	12,256
European Financial Stability Facility 0.40% 2/17/2025	26,000	28,652
European Investment Bank 0% 1/14/2031	2,020	1,936
European Investment Bank 0.25% 1/20/2032	39,400	37,446
European Investment Bank 1.50% 6/15/2032	6,160	6,392
European Union 0% 11/4/2025	350	380
European Union 0% 3/4/2026	3,590	3,874
European Union 2.875% 12/6/2027	4,860	5,498
European Union 0% 6/2/2028	19,680	20,198
European Union 0% 10/4/2028	800	812
European Union 3.125% 12/5/2028	650	745
European Union 2.875% 10/5/2029	1,100	1,250
European Union 3.125% 12/4/2030	1,160	1,338
European Union 0% 7/4/2031	4,680	4,415
European Union 2.50% 12/4/2031	7,000	7,764
European Union 3.00% 12/4/2034	2,518	2,858
European Union 0% 7/4/2035	1,355	1,132
European Union 0.20% 6/4/2036	11,650	9,696
European Union 3.375% 10/4/2039	10,870	12,473
European Union 2.625% 2/4/2048	400	401
European Union 3.375% 10/5/2054	3,790	4,228
Capital World Bond Fund — Page 2 of 55

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Evonik Industries AG 1.375% 9/2/2081 (5-year EUR Mid-Swap + 1.836% on 12/2/2026)[1]	EUR2,100	$2,209
Ford Motor Credit Co., LLC 5.125% 2/20/2029	640	747
Ford Motor Credit Co., LLC 4.445% 2/14/2030	1,200	1,356
French Republic O.A.T. 0% 2/25/2027	2,000	2,108
French Republic O.A.T. 2.75% 2/25/2029	12,100	13,630
French Republic O.A.T. 0% 11/25/2030	75,900	72,328
French Republic O.A.T. 2.00% 11/25/2032	13,335	14,045
French Republic O.A.T. 3.00% 5/25/2033	5,170	5,845
French Republic O.A.T. 3.50% 11/25/2033	4,430	5,192
French Republic O.A.T. 1.25% 5/25/2034	300	289
French Republic O.A.T. 3.00% 11/25/2034	48,968	54,870
French Republic O.A.T. 0.50% 5/25/2040	7,100	5,270
French Republic O.A.T. 0.75% 5/25/2052	21,080	12,317
French Republic O.A.T. 3.00% 5/25/2054	450	452
French Republic O.A.T. 1.75% 5/25/2066	290	205
Germany (Federal Republic of) 2.50% 3/13/2025	40,550	45,054
Germany (Federal Republic of) 0% 10/9/2026	1,500	1,604
Germany (Federal Republic of) 0% 4/16/2027	5	5
Germany (Federal Republic of) 0% 11/15/2027	21,250	22,307
Germany (Federal Republic of) 2.10% 4/12/2029	13,530	15,161
Germany (Federal Republic of) 2.10% 11/15/2029	17,731	19,884
Germany (Federal Republic of) 1.70% 8/15/2032	29,170	31,808
Germany (Federal Republic of) 2.30% 2/15/2033	2,000	2,273
Germany (Federal Republic of) 2.20% 2/15/2034	5,000	5,615
Germany (Federal Republic of) 0% 8/15/2050	25,740	15,396
Greece (Hellenic Republic of) 3.875% 6/15/2028	11,240	13,205
Greece (Hellenic Republic of) 1.50% 6/18/2030	4,320	4,515
Greece (Hellenic Republic of) 0.75% 6/18/2031	9,150	8,940
Greece (Hellenic Republic of) 4.25% 6/15/2033	4,440	5,406
Greece (Hellenic Republic of) 4.125% 6/15/2054	970	1,116
Grifols, SA 3.875% 10/15/2028	250	259
Grifols, SA 7.50% 5/1/2030	960	1,137
Honeywell International Inc. 3.375% 3/1/2030	1,500	1,699
Honeywell International, Inc. 0.75% 3/10/2032	1,990	1,880
Honeywell International, Inc. 4.125% 11/2/2034	2,000	2,356
Honeywell International Inc. 3.75% 3/1/2036	1,000	1,131
Hungary (Republic of) 4.00% 7/25/2029	390	442
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]	6,100	7,641
Intesa Sanpaolo SpA 5.625% 3/8/2033	3,000	3,780
Ireland (Republic of) 0.20% 5/15/2027	30	32
Ireland (Republic of) 0% 10/18/2031	19,660	18,686
Ireland (Republic of) 2.60% 10/18/2034	11,380	12,807
Ireland (Republic of) 3.00% 10/18/2043	13,990	16,091
Ireland (Republic of) 1.50% 5/15/2050	3,290	2,799
Italy (Republic of) 3.10% 8/28/2026	23,050	25,947
Italy (Republic of) 2.80% 12/1/2028	28,044	31,493
Italy (Republic of) 1.35% 4/1/2030	690	712
Italy (Republic of) 1.65% 12/1/2030	10,580	10,937
Italy (Republic of) 0.90% 4/1/2031	43,990	43,075
Italy (Republic of) 0.95% 12/1/2031	11,950	11,549
Italy (Republic of) 4.20% 3/1/2034	18,653	22,263
Italy (Republic of) 1.45% 3/1/2036	1,040	939
Italy (Republic of) 1.80% 3/1/2041	38,570	32,497
Italy (Republic of) 4.45% 9/1/2043	1,770	2,108
Italy (Republic of) 2.15% 9/1/2052	2,330	1,805
Capital World Bond Fund — Page 3 of 55

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Italy (Republic of) 4.50% 10/1/2053	EUR350	$417
Italy (Republic of) 4.30% 10/1/2054	30,130	34,359
KfW 0.125% 6/30/2025	4,585	5,007
Lithuania (Republic of) 3.50% 7/3/2031	6,825	7,818
Lithuania (Republic of) 3.875% 6/14/2033	2,000	2,357
Lithuania (Republic of) 3.50% 2/13/2034	7,040	8,005
Luxembourg (Grand Duchy of) 0% 9/14/2032	271	249
Magyar Export-Import Bank 6.00% 5/16/2029	3,130	3,753
Mastercard, Inc. 1.00% 2/22/2029	2,150	2,247
McDonalds Corp. 4.00% 3/7/2030[2]	1,100	1,281
Medtronic Global Holdings SCA 1.125% 3/7/2027	2,020	2,167
Medtronic Global Holdings SCA 1.00% 7/2/2031	7,720	7,601
Medtronic Global Holdings SCA 1.375% 10/15/2040	1,095	889
Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	4,740	5,239
Morgan Stanley 3.955% 3/21/2035 (3-month EUR-EURIBOR + 1.242% on 3/21/2034)[1]	4,737	5,428
MPT Operating Partnership, LP 0.993% 10/15/2026	225	215
Nasdaq, Inc. 4.50% 2/15/2032	1,880	2,246
National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029)[1]	7,625	9,511
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]	8,365	8,406
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027)[1]	1,190	1,234
Orange 2.00% 1/15/2029	400	433
Orange 0.75% 6/29/2034	900	802
Orange 3.875% 9/11/2035	3,300	3,868
Philip Morris International, Inc. 3.75% 1/15/2031	3,780	4,328
Philip Morris International, Inc. 0.80% 8/1/2031	4,800	4,553
Philippines (Republic of) 0.70% 2/3/2029	3,480	3,472
Portugal Republic 3.625% 6/12/2054	700	801
Portuguese Republic 2.125% 10/17/2028	2,280	2,543
Portuguese Republic 1.95% 6/15/2029	60	66
Portuguese Republic 0.475% 10/18/2030	9,770	9,800
Portuguese Republic 1.65% 7/16/2032	960	1,008
Portuguese Republic 2.875% 10/20/2034	5,680	6,420
Portuguese Republic 3.50% 6/18/2038	21,170	24,852
Prologis Euro Finance, LLC 4.625% 5/23/2033	250	300
Prologis Euro Finance, LLC 4.25% 1/31/2043	1,600	1,814
Public Storage Operating Co. 0.50% 9/9/2030	2,490	2,369
Quebec (Province of) 0.25% 5/5/2031	5,980	5,710
Quebec (Province of) 0.50% 1/25/2032	7,700	7,344
Quebec (Province of) 3.35% 7/23/2039	29,030	33,133
Romania 3.624% 5/26/2030	4,599	4,906
Romania 5.375% 3/22/2031	2,839	3,243
Romania 5.625% 5/30/2037	1,975	2,176
Romania 6.00% 9/24/2044	5,000	5,536
Senegal (Republic of) 5.375% 6/8/2037	15,825	12,995
Slovak Republic 3.75% 3/6/2034	4,118	4,745
Spain (Kingdom of) 2.75% 10/31/2024	17,030	18,951
Spain (Kingdom of) 0% 1/31/2027	7,212	7,611
Spain (Kingdom of) 0.80% 7/30/2027	13,890	14,838
Spain (Kingdom of) 0% 1/31/2028	2,880	2,969
Spain (Kingdom of) 1.40% 7/30/2028	81,195	87,298
Spain (Kingdom of) 1.45% 4/30/2029	10,215	10,910
Spain (Kingdom of) 1.25% 10/31/2030	2,762	2,856
Spain (Kingdom of) 0.50% 10/31/2031	955	920
Spain (Kingdom of) 0.70% 4/30/2032	4,145	4,003
Spain (Kingdom of) 3.15% 4/30/2033	9,330	10,685
Capital World Bond Fund — Page 4 of 55

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Spain (Kingdom of) 3.55% 10/31/2033	EUR36,291	$42,704
Spain (Kingdom of) 3.25% 4/30/2034	15,800	18,126
Spain (Kingdom of) 3.45% 10/31/2034	2,920	3,396
Spain (Kingdom of) 1.85% 7/30/2035	260	260
Spain (Kingdom of) 3.90% 7/30/2039	7,646	9,098
Spain (Kingdom of) 3.45% 7/30/2043	3,710	4,106
Spain (Kingdom of) 2.70% 10/31/2048	8,240	7,931
Spain (Kingdom of) 1.00% 10/31/2050	1,000	636
Spain (Kingdom of) 1.90% 10/31/2052	30	23
State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025	2,050	2,255
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	800	854
Stryker Corp. 0.25% 12/3/2024	2,580	2,856
Stryker Corp. 0.75% 3/1/2029	5,230	5,324
Stryker Corp. 1.00% 12/3/2031	2,410	2,331
Takeda Pharmaceutical Co., Ltd. 0.75% 7/9/2027	3,230	3,409
Telefonica Emisiones SAU 4.055% 1/24/2036	1,700	1,953
Thermo Fisher Scientific (Finance I) BV 0.80% 10/18/2030	913	904
Thermo Fisher Scientific (Finance I) BV 1.625% 10/18/2041	530	442
T-Mobile USA, Inc. 3.85% 5/8/2036	1,400	1,593
Veralto Corp. 4.15% 9/19/2031	1,000	1,168
Verizon Communications, Inc. 1.25% 4/8/2030	6,000	6,087
Verizon Communications, Inc. 4.25% 10/31/2030	470	555
Verizon Communications, Inc. 3.50% 6/28/2032	510	576
Verizon Communications, Inc. 4.75% 10/31/2034	1,760	2,176
Verizon Communications, Inc. 3.75% 2/28/2036	790	898
Visa, Inc. 2.00% 6/15/2029	2,430	2,634
Wellcome Trust, Ltd. (The) 1.125% 1/21/2027	3,000	3,243
Zurich Finance Ireland DAC, junior subordinated, 1.875% 9/17/2050 (3-month EUR-EURIBOR + 2.95% on 9/17/2050)[1]	1,000	1,017
		1,764,591
Japanese yen 4.86%
Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY700,000	4,846
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	1,900,000	13,237
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	2,000,000	13,933
Japan, Series 338, 0.40% 3/20/2025	1,569,950	10,939
Japan, Series 341, 0.30% 12/20/2025	2,274,300	15,830
Japan, Series 346, 0.10% 3/20/2027	2,907,900	20,098
Japan, Series 347, 0.10% 6/20/2027	1,000,000	6,906
Japan, Series 352, 0.10% 9/20/2028	3,088,950	21,211
Japan, Series 358, 0.10% 3/20/2030	1,606,000	10,931
Japan, Series 26, 0.005% 3/10/2031[3]	1,296,168	9,492
Japan, Series 362, 0.10% 3/20/2031	4,063,250	27,469
Japan, Series 363, 0.10% 6/20/2031	850,000	5,734
Japan, Series 374, 0.80% 3/20/2034	500,000	3,471
Japan, Series 152, 1.20% 3/20/2035	7,523,300	53,664
Japan, Series 161, 0.60% 6/20/2037	1,705,300	11,075
Japan, Series 162, 0.60% 9/20/2037	10,420,000	67,409
Japan, Series 173, 0.40% 6/20/2040	462,750	2,752
Japan, Series 176, 0.50% 3/20/2041	741,900	4,415
Japan, Series 182, 1.10% 9/20/2042	4,065,000	26,086
Japan, Series 185, 1.10% 6/20/2043	1,697,950	10,785
Japan, Series 186, 1.50% 9/20/2043	9,259,800	62,817
Japan, Series 187, 1.30% 12/20/2043	523,600	3,427
Japan, Series 188, 1.60% 3/20/2044	500,000	3,429
Capital World Bond Fund — Page 5 of 55

unaudited
Bonds, notes & other debt instruments (continued) Japanese yen (continued)	Principal amount (000)	Value (000)
Japan, Series 53, 0.60% 12/20/2046	JPY971,800	$5,247
Japan, Series 37, 0.60% 6/20/2050	5,218,850	26,275
Japan, Series 70, 0.70% 3/20/2051	2,521,150	12,854
Japan, Series 73, 0.70% 12/20/2051	6,733,600	33,830
Japan, Series 74, 1.00% 3/20/2052	1,353,400	7,351
Japan, Series 76, 1.40% 9/20/2052	105,000	629
Japan, Series 77, 1.60% 12/20/2052	1,516,250	9,506
Japan, Series 79, 1.20% 6/20/2053	888,200	5,026
Japan, Series 81, 1.60% 12/20/2053	605,650	3,770
		514,444
British pounds 3.37%
Abertis Infraestructuras, SA 3.375% 11/27/2026	GBP4,500	5,818
Asian Development Bank 1.125% 6/10/2025	2,860	3,734
Fiserv, Inc. 2.25% 7/1/2025	150	196
Ford Motor Credit Co., LLC 5.625% 10/9/2028	1,400	1,875
HSBC Holdings PLC 3.00% 5/29/2030 (1-year GBP-ICE Swap SONIA + 1.77% on 5/29/2029)[1]	5,605	6,867
KfW 1.125% 7/4/2025	6,625	8,630
Lloyds Bank PLC 7.625% 4/22/2025	450	609
MPT Operating Partnership, LP 2.50% 3/24/2026	295	357
Quebec (Province of) 2.25% 9/15/2026	18,480	23,739
United Kingdom 0.625% 6/7/2025	2,100	2,738
United Kingdom 0.375% 10/22/2026	8,530	10,645
United Kingdom 1.25% 7/22/2027	16,940	21,159
United Kingdom 4.25% 12/7/2027	9,590	13,007
United Kingdom 4.50% 6/7/2028	9,440	12,892
United Kingdom 1.625% 10/22/2028	20,610	25,451
United Kingdom 0.50% 1/31/2029	4,740	5,524
United Kingdom 0.875% 10/22/2029	660	769
United Kingdom 0.25% 7/31/2031	35,600	37,545
United Kingdom 1.00% 1/31/2032	45,590	49,960
United Kingdom 4.25% 6/7/2032	15,540	21,347
United Kingdom 3.25% 1/31/2033	6,690	8,516
United Kingdom 0.625% 7/31/2035	1,708	1,606
United Kingdom 3.75% 1/29/2038	1,800	2,299
United Kingdom 1.25% 7/31/2051	24,550	16,202
United Kingdom 3.75% 10/22/2053	2,700	3,132
United Kingdom 4.375% 7/31/2054	40,710	52,566
United Kingdom 2.50% 7/22/2065	22,070	18,688
Vodafone Group PLC 5.625% 12/4/2025	540	727
Volkswagen International Finance NV 3.375% 11/16/2026	700	904
		357,502
Chinese yuan renminbi 3.37%
China (People’s Republic of), Series INBK, 2.69% 8/12/2026	CNY99,400	14,459
China (People’s Republic of), Series INBK, 2.48% 4/15/2027	420	61
China (People’s Republic of), Series INBK, 2.55% 10/15/2028	97,310	14,247
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	192,000	27,982
China (People’s Republic of), Series 1915, 3.13% 11/21/2029	75,090	11,355
China (People’s Republic of), Series INBK, 2.75% 2/17/2032	147,530	21,923
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	146,680	22,056
China (People’s Republic of), Series INBK, 2.67% 11/25/2033	23,000	3,405
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	13,790	1,980
China (People’s Republic of), Series 1910, 3.86% 7/22/2049	487,280	89,110
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	16,400	2,802
Capital World Bond Fund — Page 6 of 55

unaudited
Bonds, notes & other debt instruments (continued) Chinese yuan renminbi (continued)	Principal amount (000)	Value (000)
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	CNY163,630	$29,868
China (People’s Republic of), Series INBK, 3.53% 10/18/2051	237,360	41,799
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	275,230	45,467
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	103,110	17,261
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	31,380	5,115
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	57,380	8,461
		357,351
Brazilian reais 2.38%
Brazil (Federative Republic of) 0% 1/1/2025	BRL111,656	19,963
Brazil (Federative Republic of) 0% 4/1/2025	760,000	132,220
Brazil (Federative Republic of) 10.00% 1/1/2027	6,665	1,170
Brazil (Federative Republic of) 10.00% 1/1/2029	257,500	43,804
Brazil (Federative Republic of) 10.00% 1/1/2031	111,485	18,418
Brazil (Federative Republic of) 10.00% 1/1/2033	10,000	1,628
Brazil (Federative Republic of) 6.00% 8/15/2040[3]	11,766	2,082
Brazil (Federative Republic of) 6.00% 8/15/2050[3]	180,025	31,285
Brazil (Federative Republic of) 6.00% 8/15/2060[3]	11,767	2,036
		252,606
Mexican pesos 1.67%
América Móvil, SAB de CV 10.125% 1/22/2029	MXN149,350	7,632
América Móvil, SAB de CV 9.50% 1/27/2031	796,740	39,625
América Móvil, SAB de CV 8.46% 12/18/2036	15,000	683
United Mexican States, Series M, 7.50% 6/3/2027	1,700	83
United Mexican States, Series M20, 8.50% 5/31/2029	73,680	3,654
United Mexican States, Series M, 7.75% 5/29/2031	291,536	13,775
United Mexican States, Series S, 2.75% 11/27/2031[3]	24,746	1,097
United Mexican States, Series M, 7.50% 5/26/2033	36,000	1,635
United Mexican States, Series M, 7.75% 11/23/2034	837,040	38,175
United Mexican States, Series M30, 10.00% 11/20/2036	16,220	863
United Mexican States, Series M, 7.75% 11/13/2042	8,980	381
United Mexican States, Series M, 8.00% 11/7/2047	72,651	3,124
United Mexican States, Series M, 8.00% 7/31/2053	1,336,230	56,920
United Mexican States, Series S, 4.00% 10/29/2054[3]	221,883	9,574
		177,221
Australian dollars 1.52%
Australia (Commonwealth of) 0.25% 11/21/2025	AUD7,202	4,785
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	20,000	11,969
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	4,849	3,108
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	36,250	24,623
New South Wales Treasury Corp. 4.75% 2/20/2035	79,650	54,818
New South Wales Treasury Corp. 4.25% 2/20/2036	94,633	61,625
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 7.047% 12/1/2038[4]	450	322
		161,250
Canadian dollars 1.48%
Canada 3.00% 11/1/2024	CAD59,500	43,946
Canada 3.50% 3/1/2028	129,139	97,875
Canada 2.75% 12/1/2048	22,100	15,244
		157,065
Capital World Bond Fund — Page 7 of 55

unaudited
Bonds, notes & other debt instruments (continued) South Korean won 1.29%	Principal amount (000)	Value (000)
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW28,587,150	$21,563
South Korea (Republic of), Series 3106, 2.00% 6/10/2031	19,508,450	14,096
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	117,729,040	97,845
South Korea (Republic of), Series 6809, 2.00% 9/10/2068	4,700,000	2,835
		136,339
Indonesian rupiah 1.23%
Indonesia (Republic of), Series 59, 7.00% 5/15/2027	IDR36,970,000	2,490
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	139,394,000	9,185
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	231,995,000	15,418
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	170,772,000	12,502
Indonesia (Republic of), Series 101, 6.875% 4/15/2029	40,000,000	2,717
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	89,342,000	6,378
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	66,833,000	4,401
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	663,404,000	45,419
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	182,585,000	12,235
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	143,268,000	10,711
Indonesia (Republic of), Series 72, 8.25% 5/15/2036	3,919,000	294
Indonesia (Republic of), Series 98, 7.125% 6/15/2038	15,000,000	1,032
Indonesia (Republic of), Series 79, 8.375% 4/15/2039	43,000,000	3,267
Indonesia (Republic of), Series FR92, 7.125% 6/15/2042	55,300,000	3,802
		129,851
New Zealand dollars 1.06%
New Zealand 4.50% 5/15/2030	NZD43,896	28,737
New Zealand 2.00% 5/15/2032	1,350	740
New Zealand 4.25% 5/15/2036	112,204	70,104
New Zealand 2.75% 4/15/2037	23,374	12,345
		111,926
Norwegian kroner 0.60%
Norway (Kingdom of) 1.75% 9/6/2029	NOK164,470	14,538
Norway (Kingdom of) 2.125% 5/18/2032	18,660	1,634
Norway (Kingdom of) 3.625% 4/13/2034	489,550	47,554
		63,726
Danish kroner 0.55%
Nykredit Realkredit AS, Series 01E, 2.00% 7/1/2037[5]	DKK14,089	2,024
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[5]	87,581	11,984
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[5]	217,114	26,971
Nykredit Realkredit AS, Series 01E, 2.50% 10/1/2047[5]	6,865	976
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[5]	49,813	5,979
Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053[5]	69,525	8,271
Realkredit Danmark AS 1.00% 10/1/2053[5]	18,970	2,257
		58,462
Indian rupees 0.55%
Asian Development Bank 6.20% 10/6/2026	INR99,400	1,181
Asian Development Bank 6.72% 2/8/2028	918,700	11,033
European Bank for Reconstruction and Development 5.00% 1/15/2026	365,300	4,293
European Bank for Reconstruction and Development 5.25% 1/12/2027	516,700	6,039
European Bank for Reconstruction and Development 6.30% 10/26/2027	215,800	2,553
India (Republic of) 7.18% 8/14/2033	74,040	908
India (Republic of) 7.18% 7/24/2037	50,420	624
Inter-American Development Bank 7.00% 1/25/2029	1,476,000	17,761
Capital World Bond Fund — Page 8 of 55

unaudited
Bonds, notes & other debt instruments (continued) Indian rupees (continued)	Principal amount (000)	Value (000)
Inter-American Development Bank 7.35% 10/6/2030	INR50,000	$614
Inter-American Development Bank 7.00% 4/17/2033	76,000	919
International Bank for Reconstruction and Development 6.75% 9/8/2027	802,400	9,607
International Bank for Reconstruction and Development 6.85% 4/24/2028	207,000	2,495
		58,027
Israeli shekels 0.47%
Israel (State of) 3.75% 2/28/2029	ILS7,755	2,014
Israel (State of) 1.30% 4/30/2032	159,662	33,583
Israel (State of) 4.00% 3/30/2035	56,360	14,049
		49,646
Turkish lira 0.31%
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY1,209,117	28,021
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	193,681	4,123
Turkey (Republic of) 31.08% 11/8/2028	17,749	533
		32,677
South African rand 0.25%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR11,548	645
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	30,852	1,673
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	85,030	4,558
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	19,945	1,011
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	296,065	11,839
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	137,370	6,661
		26,387
Polish zloty 0.21%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN26,990	6,351
Poland (Republic of), Series 1030, 1.25% 10/25/2030	8,296	1,747
Poland (Republic of), Series 0432, 1.75% 4/25/2032	9,260	1,912
Poland (Republic of), Series 1033, 6.00% 10/25/2033	44,930	12,351
		22,361
Malaysian ringgits 0.17%
Malaysia (Federation of), Series 0120, 3.422% 9/30/2027	MYR2,965	720
Malaysia (Federation of), Series 0417, 3.899% 11/16/2027	17,000	4,186
Malaysia (Federation of), Series 0218, 4.369% 10/31/2028	7,982	2,002
Malaysia (Federation of), Series 0220, 2.632% 4/15/2031	4,526	1,031
Malaysia (Federation of), Series 0317, 4.762% 4/7/2037	15,220	4,011
Malaysia (Federation of), Series 0219, 4.467% 9/15/2039	8,000	2,064
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	10,030	2,375
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	1,281	327
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,081	499
Malaysia (Federation of), Series 0123, 4.457% 3/31/2053	3,500	887
		18,102
Thai baht 0.15%
Thailand (Kingdom of) 2.125% 12/17/2026	THB95,000	2,932
Thailand (Kingdom of) 3.65% 6/20/2031	84,415	2,821
Thailand (Kingdom of) 3.775% 6/25/2032	40,282	1,363
Thailand (Kingdom of) 3.35% 6/17/2033	30,000	990
Thailand (Kingdom of) 1.60% 6/17/2035	9,408	265
Thailand (Kingdom of) 1.585% 12/17/2035	65,000	1,824
Thailand (Kingdom of) 3.30% 6/17/2038	31,173	1,032
Capital World Bond Fund — Page 9 of 55

unaudited
Bonds, notes & other debt instruments (continued) Thai baht (continued)	Principal amount (000)	Value (000)
Thailand (Kingdom of) 2.00% 6/17/2042	THB12,988	$357
Thailand (Kingdom of) 3.45% 6/17/2043	53,524	1,789
Thailand (Kingdom of) 4.00% 6/17/2055	69,000	2,491
		15,864
Czech korunas 0.09%
Czech Republic 0.95% 5/15/2030	CZK16,140	624
Czech Republic 1.20% 3/13/2031	43,030	1,655
Czech Republic 1.75% 6/23/2032	15,900	618
Czech Republic 4.90% 4/14/2034	120,810	5,824
Czech Republic 1.95% 7/30/2037	37,560	1,334
		10,055
Colombian pesos 0.06%
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP25,925,800	5,465
Colombia (Republic of), Series B, 7.00% 6/30/2032	643,700	131
Colombia (Republic of), Series B, 7.25% 10/18/2034	1,857,100	367
		5,963
Romanian leu 0.05%
Romania 4.75% 2/24/2025	RON11,740	2,614
Romania 3.65% 7/28/2025	6,530	1,435
Romania 4.75% 10/11/2034	4,135	804
		4,853
Hungarian forints 0.03%
Hungary (Republic of) 2.00% 5/23/2029	HUF308,090	737
Hungary (Republic of), Series A, 6.75% 10/22/2028	729,240	2,124
Hungary (Republic of), Series 32-A, 4.75% 11/24/2032	247,600	639
		3,500
Chilean pesos 0.02%
Chile (Republic of) 1.90% 9/1/2030[3]	CLP1,137,540	1,258
Chile (Republic of) 6.00% 4/1/2033	520,000	629
		1,887
Kazakhstani tenge 0.01%
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	KZT500,000	1,008
Peruvian nuevos soles 0.01%
Peru (Republic of) 7.60% 8/12/2039	PEN3,135	922
Dominican pesos 0.00%
Dominican Republic 10.75% 6/1/2036	DOP13,300	236
Ukrainian hryvnia 0.00%
Ukraine 19.50% 1/15/2025	UAH4,515	99
U.S. dollars 48.76%
3R Lux SARL 9.75% 2/5/2031[6]	USD10,775	11,362
3R Lux SARL 9.75% 2/5/2031	9,145	9,643
Capital World Bond Fund — Page 10 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
AAR Escrow Issuer, LLC 6.75% 3/15/2029[6]	USD167	$174
AbbVie, Inc. 5.05% 3/15/2034	14,456	15,105
AbbVie, Inc. 5.40% 3/15/2054	5,953	6,317
Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	3,000	2,828
ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[5,6]	3,285	3,299
Acuris Finance US, Inc. 9.00% 8/1/2029[6]	700	706
Adnoc Murban Rsc, Ltd. 4.50% 9/11/2034[6]	9,000	8,908
Adobe, Inc. 2.15% 2/1/2027	6,134	5,900
Aegea Finance SARL 9.00% 1/20/2031[6]	375	406
AEP Transmission Co., LLC 5.15% 4/1/2034	1,800	1,866
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[6]	4,875	3,870
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[5,6]	618	620
AG Issuer, LLC 6.25% 3/1/2028[6]	762	746
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[6]	350	359
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[1,6]	8,388	8,847
Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.71% 2/2/2026[4,7]	210	205
Albertsons Companies, Inc. 3.50% 3/15/2029[6]	500	468
Alfa Desarrollo SpA 4.55% 9/27/2051	2,391	1,891
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 6.413% 4/20/2032[4,5,6]	4,744	4,748
Alliance Resource Operating Partners, LP 8.625% 6/15/2029[6]	597	635
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[6]	997	994
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[6]	788	757
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[6]	230	237
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[6]	425	430
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[6]	610	619
Allied Universal Holdco, LLC 9.75% 7/15/2027[6]	795	797
Allied Universal Holdco, LLC 6.00% 6/1/2029[6]	500	447
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[6]	200	211
Altice France Holding SA 10.50% 5/15/2027[6]	240	83
Altice France SA 5.125% 7/15/2029[6]	1,090	768
Altice France SA 5.50% 10/15/2029[6]	510	358
Amazon.com, Inc. 4.60% 12/1/2025	2,539	2,557
Amazon.com, Inc. 3.45% 4/13/2029	661	651
Amazon.com, Inc. 4.70% 12/1/2032	298	310
Amazon.com, Inc. 3.875% 8/22/2037	375	353
Ambipar Lux SA r.l. 9.875% 2/6/2031	200	208
Amentum Escrow Corp. 7.25% 8/1/2032[6]	680	710
Amentum Escrow Corp., Term Loan B, (3-month USD CME Term SOFR + 2.25%) 8.09% 7/15/2031[4,7]	520	519
American Airlines, Inc. 8.50% 5/15/2029[6]	580	616
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[5,6]	418	418
American Express Co. 5.098% 2/16/2028 (USD-SOFR + 1.00% on 2/16/2027)[1]	1,450	1,478
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[1]	6,675	6,998
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[1]	4,550	4,669
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034)[1]	2,500	2,604
American International Group, Inc. 5.125% 3/27/2033	289	298
American International Group, Inc. 4.375% 6/30/2050	1,773	1,591
Amgen, Inc. 1.90% 2/21/2025	1,538	1,520
Amgen, Inc. 2.20% 2/21/2027	1,179	1,129
Amgen, Inc. 4.20% 3/1/2033	2,525	2,454
Amgen, Inc. 5.25% 3/2/2033	15,884	16,542
Amgen, Inc. 4.875% 3/1/2053	914	860
Amgen, Inc. 5.65% 3/2/2053	11,995	12,627
AmWINS Group, Inc. 6.375% 2/15/2029[6]	230	236
Capital World Bond Fund — Page 11 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
AmWINS Group, Inc. 4.875% 6/30/2029[6]	USD1,160	$1,113
Analog Devices, Inc. 2.10% 10/1/2031	331	288
Analog Devices, Inc. 5.05% 4/1/2034	1,667	1,746
Analog Devices, Inc. 5.30% 4/1/2054	1,057	1,107
Angola (Republic of) 9.50% 11/12/2025	27,279	27,782
Angola (Republic of) 8.25% 5/9/2028	7,505	7,141
Angola (Republic of) 9.125% 11/26/2049	3,600	2,991
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	511	551
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[6]	870	727
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[6]	435	347
Aon Corp. 5.35% 2/28/2033	1,181	1,235
Aon Corp. 3.90% 2/28/2052	1,000	801
Aon North America, Inc. 5.30% 3/1/2031	250	261
Aon North America, Inc. 5.45% 3/1/2034	1,250	1,313
Aon North America, Inc. 5.75% 3/1/2054	1,084	1,149
Aramark Services, Inc. 5.00% 4/1/2025[6]	130	130
Aretec Group, Inc. 7.50% 4/1/2029[6]	1,381	1,313
Aretec Group, Inc. 10.00% 8/15/2030[6]	607	647
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[1]	5,488	3,334
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027)[1]	4,190	2,022
Aris Mining Corp. 6.875% 8/9/2026	3,700	3,693
Asbury Automotive Group, Inc. 5.00% 2/15/2032[6]	800	759
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[6]	592	607
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[6]	100	99
AssuredPartners, Inc. 5.625% 1/15/2029[6]	920	886
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 8.345% 2/14/2031[4,7]	205	205
AstraZeneca Finance, LLC 5.00% 2/26/2034	2,717	2,838
AT&T, Inc. 2.25% 2/1/2032	5,900	5,066
AT&T, Inc. 5.40% 2/15/2034	5,086	5,339
AT&T, Inc. 3.50% 9/15/2053	547	402
AthenaHealth Group, Inc. 6.50% 2/15/2030[6]	450	433
ATI, Inc. 7.25% 8/15/2030	810	863
Avantor Funding, Inc. 3.875% 11/1/2029[6]	810	767
Avient Corp. 6.25% 11/1/2031[6]	110	113
Avis Budget Car Rental, LLC 4.75% 4/1/2028[6]	45	42
Avis Budget Car Rental, LLC 8.00% 2/15/2031[6]	340	348
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[5,6]	11,562	11,711
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,6]	6,513	6,804
Axiata SPV2 Berhad 2.163% 8/19/2030	251	221
B&G Foods, Inc. 5.25% 4/1/2025	54	54
B&G Foods, Inc. 5.25% 9/15/2027	940	904
B&G Foods, Inc. 8.00% 9/15/2028[6]	315	330
BAE Systems PLC 5.00% 3/26/2027[6]	4,000	4,066
BAE Systems PLC 5.125% 3/26/2029[6]	2,723	2,803
BAE Systems PLC 5.25% 3/26/2031[6]	1,704	1,772
BAE Systems PLC 5.30% 3/26/2034[6]	1,774	1,846
BAE Systems PLC 5.50% 3/26/2054[6]	384	403
Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[6]	115	121
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1]	9,880	9,170
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1,6]	290	269
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[4,5]	1,412	1,525
Bank Gospodarstwa Krajowego 5.75% 7/9/2034[6]	5,800	6,091
Capital World Bond Fund — Page 12 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Bank Gospodarstwa Krajowego 6.25% 7/9/2054[6]	USD3,920	$4,236
Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[1]	4,016	3,644
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	5,580	4,843
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,6]	350	355
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[1]	3,007	3,112
Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[1]	4,382	4,551
Bank of Nova Scotia (The) 8.00% 1/27/2084 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.017% on 1/27/2029)[1]	5,800	6,228
BAT Capital Corp. 3.215% 9/6/2026	2	2
BAT Capital Corp. 3.557% 8/15/2027	1,500	1,470
BAT Capital Corp. 3.462% 9/6/2029	5,900	5,622
BAT Capital Corp. 6.421% 8/2/2033	1,288	1,415
BAT Capital Corp. 7.079% 8/2/2043	2,250	2,580
Bath & Body Works, Inc. 6.875% 11/1/2035	638	665
Bath & Body Works, Inc. 6.75% 7/1/2036	520	536
Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.27% 5/10/2027[4,7]	366	365
Bausch Health Americas, Inc. 9.25% 4/1/2026[6]	1,452	1,363
Bausch Health Americas, Inc. 8.50% 1/31/2027[6]	485	398
Bausch Health Companies, Inc. 5.50% 11/1/2025[6]	1,760	1,724
Bausch Health Companies, Inc. 9.00% 12/15/2025[6]	475	457
Bausch Health Companies, Inc. 5.75% 8/15/2027[6]	315	269
Bausch Health Companies, Inc. 7.25% 5/30/2029[6]	700	432
Bausch Health Companies, Inc. 5.25% 2/15/2031[6]	545	299
Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.195% 2/1/2027[4,7]	284	273
Baxter International, Inc. 2.539% 2/1/2032	7,119	6,176
Baytex Energy Corp. 7.375% 3/15/2032[6]	1,035	1,032
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1]	16,240	17,720
Becton, Dickinson and Co. 4.874% 2/8/2029	4,200	4,293
Becton, Dickinson and Co. 5.081% 6/7/2029	1,131	1,169
Becton, Dickinson and Co. 5.11% 2/8/2034	1,400	1,441
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[5]	1,244	1,307
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	740	668
Bharti Airtel, Ltd. 4.375% 6/10/2025	200	199
Bidvest Group (UK) PLC 3.625% 9/23/2026	3,160	3,081
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[6]	815	800
BlackRock Funding, Inc. 4.90% 1/8/2035	1,124	1,161
BlackRock Funding, Inc. 5.25% 3/14/2054	1,323	1,372
BlackRock Funding, Inc. 5.35% 1/8/2055	1,300	1,370
Block, Inc. 2.75% 6/1/2026	450	437
Block, Inc. 6.50% 5/15/2032[6]	780	813
Blue Racer Midstream, LLC 7.00% 7/15/2029[6]	80	83
Blue Racer Midstream, LLC 7.25% 7/15/2032[6]	290	305
BMW US Capital, LLC 3.90% 4/9/2025[6]	2,500	2,490
BMW US Capital, LLC 5.05% 8/11/2028[6]	1,500	1,537
Boeing Co. 4.875% 5/1/2025	2,337	2,329
Boeing Co. 2.75% 2/1/2026	9,126	8,861
Boeing Co. 2.196% 2/4/2026	500	482
Boeing Co. 2.70% 2/1/2027	2,020	1,916
Boeing Co. 5.04% 5/1/2027	1,099	1,103
Boeing Co. 5.15% 5/1/2030	421	422
Boeing Co. 6.388% 5/1/2031[6]	700	745
Capital World Bond Fund — Page 13 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Boeing Co. 6.528% 5/1/2034[6]	USD2,978	$3,197
Boeing Co. 5.705% 5/1/2040	2,000	1,953
Boeing Co. 5.805% 5/1/2050	1,858	1,796
Boeing Co. 6.858% 5/1/2054[6]	451	495
Boeing Co. 5.93% 5/1/2060	2,000	1,918
Boeing Co. 7.008% 5/1/2064[6]	342	377
Boost Newco Borrower, LLC 7.50% 1/15/2031[6]	125	134
Borr IHC, Ltd. 10.00% 11/15/2028[6]	16,744	17,410
Borr IHC, Ltd. 10.375% 11/15/2030[6]	6,386	6,757
Boston Properties, LP 2.90% 3/15/2030	406	365
Boston Properties, LP 3.25% 1/30/2031	173	156
Boston Properties, LP 2.55% 4/1/2032	531	443
Boston Properties, LP 2.45% 10/1/2033	117	94
Boston Properties, LP 6.50% 1/15/2034	1,276	1,390
Boston Properties, LP 5.75% 1/15/2035	1,555	1,587
Boyd Gaming Corp. 4.75% 6/15/2031[6]	260	248
Boyne USA, Inc. 4.75% 5/15/2029[6]	765	736
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,6]	7,500	7,113
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[1,6]	3,000	3,208
Braskem Idesa SAPI 7.45% 11/15/2029	28,120	24,382
Braskem Netherlands Finance BV 4.50% 1/31/2030	13,867	12,373
Braskem Netherlands Finance BV 8.50% 1/12/2031	29,912	31,815
Braskem Netherlands Finance BV 8.50% 1/12/2031[6]	5,000	5,318
Bristol-Myers Squibb Co. 5.20% 2/22/2034	19,789	20,876
Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,011	1,172
Bristol-Myers Squibb Co. 5.55% 2/22/2054	1,940	2,057
British Columbia (Province of) 4.20% 7/6/2033	8,014	8,023
Broadcom, Inc. 4.00% 4/15/2029[6]	6,163	6,073
Broadcom, Inc. 4.75% 4/15/2029	1,950	1,981
Broadcom, Inc. 5.15% 11/15/2031	4,186	4,346
Broadcom, Inc. 3.419% 4/15/2033[6]	3,875	3,522
Broadcom, Inc. 4.80% 10/15/2034	861	861
Brookfield Property REIT, Inc. 5.75% 5/15/2026[6]	507	505
Brookfield Property REIT, Inc. 4.50% 4/1/2027[6]	271	264
Buffalo Energy Mexico Holdings 7.875% 2/15/2039[6]	9,064	9,668
Bulgaria (Republic of) 5.00% 3/5/2037	1,684	1,688
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	1,929	2,083
BWX Technologies, Inc. 4.125% 4/15/2029[6]	510	491
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.911% 9/15/2036[4,5,6]	8,630	8,581
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.11% 10/15/2036[4,5,6]	6,464	6,432
Caesars Entertainment, Inc. 4.625% 10/15/2029[6]	1,100	1,047
Caesars Entertainment, Inc. 7.00% 2/15/2030[6]	979	1,023
Caesars Entertainment, Inc. 6.50% 2/15/2032[6]	315	326
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,6]	7,555	7,914
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,6]	1,584	1,645
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,6]	600	670
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,6]	2,075	2,206
California Resources Corp. 7.125% 2/1/2026[6]	820	821
California Resources Corp. 8.25% 6/15/2029[6]	600	612
Campbell Soup Co. 5.20% 3/21/2029	1,290	1,337
Campbell Soup Co. 5.40% 3/21/2034	950	997
Campbell Soup Co. 4.75% 3/23/2035	758	755
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	5,382	5,881
Canadian National Railway Co. 5.85% 11/1/2033	725	800
Canadian National Railway Co. 4.375% 9/18/2034	663	658
Capital World Bond Fund — Page 14 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Canadian Pacific Railway Co. 3.10% 12/2/2051	USD2,136	$1,527
Canpack Spolka Akcyjna 3.875% 11/15/2029[6]	255	239
Capital One Financial Corp. 5.463% 7/26/2030 (USD-SOFR + 1.56% on 7/26/2029)[1]	1,455	1,494
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[1]	2,740	2,961
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[1]	6,242	6,612
Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034)[1]	7,825	8,192
Carnival Corp. 4.00% 8/1/2028[6]	375	362
Carnival Corp. 6.00% 5/1/2029[6]	1,070	1,085
Carrier Global Corp. 2.493% 2/15/2027	167	161
Carrier Global Corp. 2.722% 2/15/2030	206	190
Carrier Global Corp. 2.70% 2/15/2031	103	93
Carrier Global Corp. 5.90% 3/15/2034	392	428
Carrier Global Corp. 3.377% 4/5/2040	989	817
Carrier Global Corp. 3.577% 4/5/2050	17	13
Carrier Global Corp. 6.20% 3/15/2054	145	168
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[4,5,6]	4,092	3,939
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[4,5,6]	1,082	1,066
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[6]	1,095	1,091
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[6]	585	576
Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 7.92% 2/22/2028[4,7]	115	116
CCO Holdings, LLC 5.00% 2/1/2028[6]	710	691
CCO Holdings, LLC 4.75% 3/1/2030[6]	495	456
CCO Holdings, LLC 4.50% 8/15/2030[6]	388	352
CCO Holdings, LLC 4.25% 2/1/2031[6]	1,195	1,054
CCO Holdings, LLC 4.75% 2/1/2032[6]	816	720
CCO Holdings, LLC 4.50% 5/1/2032	49	42
CCO Holdings, LLC 4.50% 6/1/2033[6]	985	837
CCO Holdings, LLC 4.25% 1/15/2034[6]	1,050	862
Celanese US Holdings, LLC 6.35% 11/15/2028	598	632
Celanese US Holdings, LLC 6.33% 7/15/2029	2,000	2,122
Celanese US Holdings, LLC 6.55% 11/15/2030	327	353
Celanese US Holdings, LLC 6.379% 7/15/2032	1,379	1,475
Celanese US Holdings, LLC 6.70% 11/15/2033	2,127	2,328
Cencora, Inc. 2.70% 3/15/2031	3,838	3,450
Centene Corp. 4.625% 12/15/2029	4,400	4,309
Centene Corp. 2.50% 3/1/2031	1,650	1,420
Centene Corp. 2.625% 8/1/2031	1,150	987
Central Garden & Pet Co. 4.125% 10/15/2030	760	707
Central Garden & Pet Co. 4.125% 4/30/2031[6]	300	275
CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[5,6]	6,154	6,194
Champion Financing, LLC 8.75% 2/15/2029[6]	350	357
Charter Communications Operating, LLC 2.30% 2/1/2032	2,900	2,337
Charter Communications Operating, LLC 5.25% 4/1/2053	2,535	2,073
Chesapeake Energy Corp. 5.875% 2/1/2029[6]	1,065	1,071
Chesapeake Energy Corp. 6.75% 4/15/2029[6]	315	321
Chevron Corp. 3.078% 5/11/2050	2,252	1,650
Chile (Republic of) 2.75% 1/31/2027	200	194
Chile (Republic of) 4.85% 1/22/2029	790	808
Chile (Republic of) 4.34% 3/7/2042	715	655
Chile (Republic of) 4.00% 1/31/2052	335	278
China Huaneng Group Co., Ltd. 5.30% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027)[1]	1,925	1,952
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	32,951	30,448
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[6]	670	660
Capital World Bond Fund — Page 15 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
CHS / Community Health Systems, Inc. 10.875% 1/15/2032[6]	USD470	$519
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,402	4,573
Cigna Group (The) 5.125% 5/15/2031	3,200	3,327
Cigna Group (The) 5.25% 2/15/2034	2,500	2,590
Cisco Systems, Inc. 4.95% 2/26/2031	3,000	3,137
Cisco Systems, Inc. 5.05% 2/26/2034	4,550	4,780
Cisco Systems, Inc. 5.30% 2/26/2054	412	437
CITGO Petroleum Corp. 8.375% 1/15/2029[6]	385	401
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[4,5,6]	5,275	5,543
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[4,5,6]	8,128	8,411
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	5,990	5,932
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[1]	4,299	4,491
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[1]	8,660	9,011
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[1]	2,765	2,868
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[1]	2,187	2,402
Civitas Resources, Inc. 8.625% 11/1/2030[6]	55	58
Civitas Resources, Inc. 8.75% 7/1/2031[6]	765	811
CK Hutchison International (20), Ltd. 3.375% 5/8/2050	250	192
CK Hutchison International (23), Ltd. 4.75% 4/21/2028[6]	330	335
CK Hutchison International (24), Ltd. 5.50% 4/26/2034[6]	200	210
Clarios Global, LP 8.50% 5/15/2027[6]	550	553
Clarivate Science Holdings Corp. 4.875% 7/1/2029[6]	275	265
Clean Harbors, Inc. 6.375% 2/1/2031[6]	319	327
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[6]	1,069	1,033
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[6]	443	412
Cloud Software Group, Inc. 6.50% 3/31/2029[6]	1,500	1,494
Cloud Software Group, Inc. 9.00% 9/30/2029[6]	2,985	3,040
Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 8.604% 3/30/2029[4,7]	1,222	1,219
CNX Resources Corp. 7.25% 3/1/2032[6]	845	888
Coca-Cola Co. 5.00% 5/13/2034	2,262	2,385
Coca-Cola Co. 4.65% 8/14/2034	2,828	2,897
Coca-Cola Co. 2.50% 3/15/2051	710	466
Coca-Cola Co. 5.20% 1/14/2055	792	832
Coinbase Global, Inc. 3.375% 10/1/2028[6]	1,150	1,034
Coinbase Global, Inc. 3.625% 10/1/2031[6]	735	623
Colombia (Republic of) 8.00% 4/20/2033	290	312
Colombia (Republic of) 7.50% 2/2/2034	615	640
Colombia (Republic of) 8.00% 11/14/2035	1,205	1,287
Colombia (Republic of) 5.00% 6/15/2045	1,676	1,241
Colombia (Republic of) 5.20% 5/15/2049	664	493
Comcast Corp. 3.95% 10/15/2025	4,395	4,384
Comcast Corp. 4.55% 1/15/2029	1,500	1,527
Comcast Corp. 1.95% 1/15/2031	642	558
Comcast Corp. 1.50% 2/15/2031	5,500	4,642
Comcast Corp. 4.80% 5/15/2033	332	339
Comcast Corp. 5.65% 6/1/2054	1,510	1,614
Comision Federal de Electricidad 5.70% 1/24/2030[6]	415	416
CommScope Technologies, LLC 6.00% 6/15/2025[6]	1,065	1,032
CommScope, LLC 6.00% 3/1/2026[6]	285	278
CommScope, LLC 8.25% 3/1/2027[6]	227	205
CommScope, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.21% 4/6/2026[4,7]	164	159
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[6]	1,330	1,293
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[6]	320	295
Capital World Bond Fund — Page 16 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Comstock Resources, Inc. 6.75% 3/1/2029[6]	USD535	$523
Comstock Resources, Inc. 5.875% 1/15/2030[6]	340	318
Conagra Brands, Inc. 5.30% 11/1/2038	1,511	1,518
Concentra Escrow Issuer Corp. 6.875% 7/15/2032[6]	305	321
Connect Finco SARL 6.75% 10/1/2026[6]	970	970
Connect Finco SARL 9.00% 9/15/2029[6]	1,305	1,265
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.58% 5/25/2043[4,5,6]	9,092	9,319
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.83% 5/25/2043[4,5,6]	5,185	5,549
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.18% 6/25/2043[4,5,6]	5,449	5,493
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 8.38% 6/25/2043[4,5,6]	1,957	2,055
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.98% 7/25/2043[4,5,6]	8,684	8,721
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.08% 1/25/2044[4,5,6]	1,750	1,772
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.93% 5/25/2044[4,5,6]	7,323	7,365
ConocoPhillips Co. 5.30% 5/15/2053	1,122	1,135
Consolidated Energy Finance SA 12.00% 2/15/2031[6]	800	806
Constellation Brands, Inc. 4.35% 5/9/2027	1,305	1,309
Constellation Brands, Inc. 2.875% 5/1/2030	839	774
Constellation Brands, Inc. 2.25% 8/1/2031	1,859	1,608
Constellation Brands, Inc. 4.75% 5/9/2032	813	820
Constellation Brands, Inc. 4.90% 5/1/2033	1,756	1,775
Consumers Energy Co. 4.625% 5/15/2033	750	760
COPT Defense Properties, LP 2.25% 3/15/2026	1,048	1,013
COPT Defense Properties, LP 2.00% 1/15/2029	511	454
COPT Defense Properties, LP 2.90% 12/1/2033	375	314
Corebridge Financial, Inc. 3.90% 4/5/2032	5,809	5,452
Corebridge Financial, Inc. 4.40% 4/5/2052	249	213
CoreLogic, Inc. 4.50% 5/1/2028[6]	1,170	1,105
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.46% 6/4/2029[4,7]	300	294
Coronado Finance Pty, Ltd. 9.25% 10/1/2029[6]	750	772
Coty, Inc. 6.625% 7/15/2030[6]	450	468
Cougar JV Subsidiary, LLC 8.00% 5/15/2032[6]	490	519
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[5,6]	978	977
Crescent Energy Finance, LLC 9.25% 2/15/2028[6]	1,228	1,282
Crescent Energy Finance, LLC 7.625% 4/1/2032[6]	720	721
Crescent Energy Finance, LLC 7.375% 1/15/2033[6]	135	133
Crown Castle, Inc. 5.00% 1/11/2028	2,336	2,378
Crown Castle, Inc. 2.50% 7/15/2031	1,074	935
Crown Castle, Inc. 5.80% 3/1/2034	917	973
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.597% 1/18/2028[4,7]	274	267
CSX Corp. 4.25% 3/15/2029	3,355	3,382
CSX Corp. 4.10% 11/15/2032	556	547
CSX Corp. 5.20% 11/15/2033	2,068	2,182
CSX Corp. 2.50% 5/15/2051	289	186
Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.595% 1/31/2030[4,7]	110	110
CVS Health Corp. 3.25% 8/15/2029	1,798	1,699
Capital World Bond Fund — Page 17 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 5.125% 2/21/2030	USD3,000	$3,077
CVS Health Corp. 5.55% 6/1/2031	2,200	2,296
CVS Health Corp. 5.25% 2/21/2033	1,227	1,254
CVS Health Corp. 5.70% 6/1/2034	4,000	4,174
CVS Health Corp. 5.875% 6/1/2053	800	815
CVS Health Corp. 6.05% 6/1/2054	1,275	1,331
CVS Health Corp. 6.00% 6/1/2063	94	96
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	6,025	5,937
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[6]	982	1,018
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[6]	647	664
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[6]	1,625	1,409
Daimler Trucks Finance North America, LLC 5.50% 9/20/2033[6]	628	657
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[6]	150	155
Darling Ingredients, Inc. 6.00% 6/15/2030[6]	585	591
DaVita, Inc. 6.875% 9/1/2032[6]	925	956
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[1]	714	743
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	10,009	9,524
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[1]	1,500	1,615
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	576	537
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[1]	1,000	1,007
Diamond Sports Group, LLC 6.625% 8/15/2027[6,8]	1,240	16
Diamond Sports Group, LLC, Term Loan, 5.00% 12/2/2024[7,9]	71	86
Diamondback Energy, Inc. 5.15% 1/30/2030	586	601
Diamondback Energy, Inc. 5.40% 4/18/2034	965	986
Diamondback Energy, Inc. 5.75% 4/18/2054	433	437
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.611% 8/11/2028[4,6,7]	1,984	2,018
DIRECTV Financing, LLC 5.875% 8/15/2027[6]	930	914
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.96% 8/2/2027[4,7]	298	298
DISH DBS Corp. 5.875% 11/15/2024	2,240	2,229
DISH DBS Corp. 7.75% 7/1/2026	190	165
DISH DBS Corp. 5.25% 12/1/2026[6]	200	185
DISH Network Corp. 11.75% 11/15/2027[6]	2,785	2,925
Dominican Republic 5.875% 1/30/2060	1,950	1,832
Dow Chemical Co. (The) 5.15% 2/15/2034	713	733
Dow Chemical Co. (The) 5.55% 11/30/2048	132	134
Dow Chemical Co. (The) 4.80% 5/15/2049	495	453
Dow Chemical Co. (The) 3.60% 11/15/2050	485	366
Dow Chemical Co. (The) 6.90% 5/15/2053	57	68
Dow Chemical Co. (The) 5.60% 2/15/2054	467	483
DTE Energy Co. 3.00% 3/1/2032	3,414	3,125
Dua Capital, Ltd. 2.78% 5/11/2031	6,000	5,389
Duke Energy Carolinas, LLC 5.35% 1/15/2053	619	640
Duke Energy Florida, LLC 5.875% 11/15/2033	1,642	1,798
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[6]	152	151
Eastman Chemical Co. 5.625% 2/20/2034	69	72
Ecopetrol SA 8.625% 1/19/2029	15,800	17,058
Ecopetrol SA 6.875% 4/29/2030	9,510	9,504
Ecopetrol SA 8.875% 1/13/2033	9,895	10,617
Ecopetrol SA 8.375% 1/19/2036	6,790	6,947
Edison International 6.95% 11/15/2029	2,000	2,206
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	475	465
Egypt (Arab Republic of) 5.80% 9/30/2027	815	772
Capital World Bond Fund — Page 18 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 6.588% 2/21/2028	USD11,627	$11,136
Egypt (Arab Republic of) 7.60% 3/1/2029	300	290
Egypt (Arab Republic of) 5.875% 2/16/2031	1,405	1,176
Egypt (Arab Republic of) 7.053% 1/15/2032	440	382
Egypt (Arab Republic of) 8.50% 1/31/2047	505	408
Egypt (Arab Republic of) 7.903% 2/21/2048	259	200
Egypt (Arab Republic of) 8.70% 3/1/2049	795	652
Egypt (Arab Republic of) 8.15% 11/20/2059	560	435
Egypt (Arab Republic of) 7.50% 2/16/2061	390	283
Electricité de France SA 5.65% 4/22/2029[6]	5,000	5,253
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,6]	2,000	2,282
Element Solutions, Inc. 3.875% 9/1/2028[6]	650	620
Embarq Corp. 7.995% 6/1/2036	625	279
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[6]	300	306
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[6]	525	553
Endo Finance Holdings, Inc. 8.50% 4/15/2031[6]	1,140	1,223
Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.783% 4/23/2031[4,7]	565	565
Energy Transfer, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[1]	254	254
Enfragen Energia Sur SA 5.375% 12/30/2030	19,880	17,141
Eni SpA 5.50% 5/15/2034[6]	899	932
Eni SpA 5.95% 5/15/2054[6]	1,079	1,112
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[6]	800	777
ENN Energy Holdings, Ltd. 2.625% 9/17/2030[6]	200	182
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,113	1,131
EQM Midstream Partners, LP 6.50% 7/1/2027[6]	1,200	1,237
EQM Midstream Partners, LP 6.375% 4/1/2029[6]	115	119
EQM Midstream Partners, LP 4.75% 1/15/2031[6]	130	126
EQM Midstream Partners, LP 6.50% 7/15/2048	500	517
Equinix, Inc. 3.00% 7/15/2050	2,889	1,972
EquipmentShare.com, Inc. 9.00% 5/15/2028[6]	675	706
EquipmentShare.com, Inc. 8.625% 5/15/2032[6]	305	320
ERP Operating, LP 4.65% 9/15/2034	778	775
Eskom Holdings SOC, Ltd. 7.125% 2/11/2025	34,960	35,045
Eversource Energy 5.50% 1/1/2034	2,450	2,545
Exeter Automobile Receivables Trust, Series 2023-5, Class B, 6.58% 4/17/2028[5]	487	496
Export Import Bank of Thailand 5.354% 5/16/2029	13,922	14,500
Export-Import Bank of India 5.50% 1/18/2033	2,000	2,103
Exxon Mobil Corp. 3.452% 4/15/2051	2,720	2,109
Fair Isaac Corp. 4.00% 6/15/2028[6]	300	291
Fannie Mae Pool #CB0046 3.00% 4/1/2051[5]	11,123	10,082
Fannie Mae Pool #MA4577 2.00% 4/1/2052[5]	9,526	7,891
Fannie Mae Pool #CB3528 4.00% 5/1/2052[5]	1,235	1,188
Fannie Mae Pool #FS1948 4.00% 5/1/2052[5]	972	934
Fannie Mae Pool #BV8055 4.50% 9/1/2052[5]	22,638	22,290
Fannie Mae Pool #BV0952 4.50% 9/1/2052[5]	1,478	1,455
Fannie Mae Pool #BW7750 4.00% 10/1/2052[5]	179	172
Fannie Mae Pool #CB4852 4.50% 10/1/2052[5]	9,716	9,566
Fannie Mae Pool #BW1215 4.50% 10/1/2052[5]	3,627	3,571
Fannie Mae Pool #MA4785 5.00% 10/1/2052[5]	56	56
Fannie Mae Pool #MA4840 4.50% 12/1/2052[5]	15,012	14,768
Fannie Mae Pool #FS5675 4.50% 1/1/2053[5]	43,791	43,118
Fannie Mae Pool #FS5520 4.50% 1/1/2053[5]	957	941
Capital World Bond Fund — Page 19 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4919 5.50% 2/1/2053[5]	USD202	$204
Fannie Mae Pool #FS4191 5.50% 3/1/2053[5]	2,954	3,010
Fannie Mae Pool #CB5912 6.00% 3/1/2053[5]	6,724	6,895
Fannie Mae Pool #MA4978 5.00% 4/1/2053[5]	290	290
Fannie Mae Pool #MA5027 4.00% 5/1/2053[5]	985	947
Fannie Mae Pool #MA5009 5.00% 5/1/2053[5]	26,397	26,409
Fannie Mae Pool #FS4840 5.50% 5/1/2053[5]	1,054	1,066
Fannie Mae Pool #MA5010 5.50% 5/1/2053[5]	35	35
Fannie Mae Pool #FS4736 6.50% 5/1/2053[5]	51	53
Fannie Mae Pool #BW9637 5.00% 6/1/2053[5]	17,635	17,659
Fannie Mae Pool #MA5038 5.00% 6/1/2053[5]	183	183
Fannie Mae Pool #MA5039 5.50% 6/1/2053[5]	124	125
Fannie Mae Pool #MA5071 5.00% 7/1/2053[5]	2,927	2,928
Fannie Mae Pool #MA5072 5.50% 7/1/2053[5]	465	471
Fannie Mae Pool #BX4568 4.00% 8/1/2053[5]	125	120
Fannie Mae Pool #MA5107 5.50% 8/1/2053[5]	100	102
Fannie Mae Pool #CB7104 5.50% 9/1/2053[5]	22,261	22,681
Fannie Mae Pool #MA5139 6.00% 9/1/2053[5]	4,465	4,566
Fannie Mae Pool #MA5177 4.00% 10/1/2053[5]	4,349	4,178
Fannie Mae Pool #MA5166 6.00% 10/1/2053[5]	18,031	18,439
Fannie Mae Pool #MA5207 4.00% 11/1/2053[5]	1,966	1,889
Fannie Mae Pool #MA5190 5.50% 11/1/2053[5]	14,426	14,599
Fannie Mae Pool #FS6838 5.50% 11/1/2053[5]	3,055	3,092
Fannie Mae Pool #MA5191 6.00% 11/1/2053[5]	24,157	24,706
Fannie Mae Pool #FS6668 5.50% 12/1/2053[5]	261	264
Fannie Mae Pool #FS6873 6.50% 1/1/2054[5]	7,790	8,042
Fannie Mae Pool #FS6767 6.50% 1/1/2054[5]	3,085	3,198
Fannie Mae Pool #MA5271 5.50% 2/1/2054[5]	8,776	8,882
Fannie Mae Pool #FS6809 5.50% 2/1/2054[5]	1,815	1,837
Fannie Mae Pool #FS7031 6.00% 2/1/2054[5]	3,881	3,978
Fannie Mae Pool #FS7503 6.00% 2/1/2054[5]	1,745	1,785
Fannie Mae Pool #MA5274 7.00% 2/1/2054[5]	3	3
Fannie Mae Pool #MA5296 5.50% 3/1/2054[5]	7,356	7,445
Fannie Mae Pool #MA5295 6.00% 3/1/2054[5]	929	950
Fannie Mae Pool #CB8337 5.50% 4/1/2054[5]	19,192	19,449
Fannie Mae Pool #MA5331 5.50% 4/1/2054[5]	8,098	8,195
Fannie Mae Pool #BU4479 5.50% 4/1/2054[5]	269	273
Fannie Mae Pool #DB2499 5.50% 5/1/2054[5]	10,625	10,753
Fannie Mae Pool #CB8536 5.50% 5/1/2054[5]	4,404	4,485
Fannie Mae Pool #DB5160 5.50% 5/1/2054[5]	627	636
Fannie Mae Pool #DB2495 6.00% 5/1/2054[5]	4,464	4,566
Fannie Mae Pool #MA5385 4.00% 6/1/2054[5]	9,032	8,676
Fannie Mae Pool #FS8131 5.50% 6/1/2054[5]	11,181	11,369
Fannie Mae Pool #FS8153 6.00% 6/1/2054[5]	10,797	11,151
Fannie Mae Pool #DB6878 6.00% 6/1/2054[5]	6,710	6,861
Fannie Mae Pool #FS8223 6.00% 6/1/2054[5]	1,633	1,673
Fannie Mae Pool #FS8219 6.00% 6/1/2054[5]	1,382	1,421
Fannie Mae Pool #CB8755 6.00% 6/1/2054[5]	709	729
Fannie Mae Pool #CB8725 6.50% 6/1/2054[5]	1,151	1,195
Fannie Mae Pool #DB5480 6.50% 6/1/2054[5]	14	14
Fannie Mae Pool #CB8842 5.50% 7/1/2054[5]	14,004	14,231
Fannie Mae Pool #BU4699 5.50% 7/1/2054[5]	7,230	7,347
Fannie Mae Pool #DB5213 5.50% 7/1/2054[5]	6,516	6,593
Fannie Mae Pool #CB8838 5.50% 7/1/2054[5]	2,196	2,234
Fannie Mae Pool #FS8467 5.50% 7/1/2054[5]	296	301
Capital World Bond Fund — Page 20 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5421 6.00% 7/1/2054[5]	USD18,596	$19,011
Fannie Mae Pool #DB5214 6.00% 7/1/2054[5]	12,607	12,892
Fannie Mae Pool #BU4707 6.00% 7/1/2054[5]	10,728	10,975
Fannie Mae Pool #BU4700 6.00% 7/1/2054[5]	6,149	6,328
Fannie Mae Pool #DB6901 6.00% 7/1/2054[5]	4,234	4,329
Fannie Mae Pool #CB8858 6.00% 7/1/2054[5]	4,031	4,147
Fannie Mae Pool #FS8318 6.00% 7/1/2054[5]	3,015	3,100
Fannie Mae Pool #CB8855 6.00% 7/1/2054[5]	2,905	2,988
Fannie Mae Pool #FS8591 6.00% 7/1/2054[5]	2,230	2,294
Fannie Mae Pool #FS8400 6.00% 7/1/2054[5]	1,846	1,898
Fannie Mae Pool #DB7039 6.00% 7/1/2054[5]	1,168	1,200
Fannie Mae Pool #CB8872 6.50% 7/1/2054[5]	1,705	1,769
Fannie Mae Pool #FS8619 6.50% 7/1/2054[5]	1,024	1,062
Fannie Mae Pool #FS8607 6.50% 7/1/2054[5]	718	745
Fannie Mae Pool #CB8876 6.50% 7/1/2054[5]	498	517
Fannie Mae Pool #FS8317 6.50% 7/1/2054[5]	297	308
Fannie Mae Pool #DB6906 6.50% 7/1/2054[5]	287	296
Fannie Mae Pool #DB7783 5.50% 8/1/2054[5]	5,659	5,732
Fannie Mae Pool #MA5445 6.00% 8/1/2054[5]	21,865	22,352
Fannie Mae Pool #DB7792 6.00% 8/1/2054[5]	6,566	6,714
Fannie Mae Pool #FS8757 6.00% 8/1/2054[5]	3,869	3,979
Fannie Mae Pool #FS8758 6.00% 8/1/2054[5]	2,348	2,404
Fannie Mae Pool #BU4916 6.00% 8/1/2054[5]	2,017	2,066
Fannie Mae Pool #FS8756 6.00% 8/1/2054[5]	1,537	1,581
Fannie Mae Pool #DC0299 6.00% 8/1/2054[5]	1,319	1,350
Fannie Mae Pool #DB7692 6.00% 8/1/2054[5]	1,297	1,327
Fannie Mae Pool #BU4968 6.00% 8/1/2054[5]	958	979
Fannie Mae Pool #DB7687 6.00% 8/1/2054[5]	639	657
Fannie Mae Pool #DB7690 6.00% 8/1/2054[5]	509	522
Fannie Mae Pool #DC0296 6.00% 8/1/2054[5]	478	490
Fannie Mae Pool #CB9210 5.50% 9/1/2054[5]	8,178	8,283
Fannie Mae Pool #CB9146 5.50% 9/1/2054[5]	4,716	4,795
Fannie Mae Pool #BU4946 5.50% 9/1/2054[5]	4,471	4,524
Fannie Mae Pool #FS8866 6.00% 9/1/2054[5]	4,064	4,184
Fannie Mae Pool #CB9215 6.00% 9/1/2054[5]	925	952
Fannie Mae Pool #CB9159 6.00% 9/1/2054[5]	535	550
Fannie Mae Pool #DC1873 6.00% 9/1/2054[5]	41	42
Fannie Mae Pool #BF0784 3.50% 12/1/2063[5]	511	468
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[4,5]	— [10]	— [10]
Fertitta Entertainment, LLC 6.75% 1/15/2030[6]	125	117
FibraSOMA 4.375% 7/22/2031	2,800	2,321
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041[6]	200	209
Fiesta Purchaser, Inc. 7.875% 3/1/2031[6]	267	284
Fiesta Purchaser, Inc. 9.625% 9/15/2032[6]	485	503
Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.845% 2/12/2031[4,7]	363	364
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[2,4,7]	542	544
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[2,4,7]	26	26
First Quantum Minerals, Ltd. 6.875% 10/15/2027[6]	17,684	17,500
First Quantum Minerals, Ltd. 9.375% 3/1/2029[6]	5,500	5,837
First Quantum Minerals, Ltd. 8.625% 6/1/2031[6]	8,160	8,187
First Student Bidco, Inc. 4.00% 7/31/2029[6]	700	657
Capital World Bond Fund — Page 21 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 7.865% 7/21/2028[4,7]	USD211	$212
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 7.865% 7/21/2028[4,7]	65	65
FirstEnergy Corp. 2.65% 3/1/2030	2,817	2,573
FirstEnergy Corp. 2.25% 9/1/2030	2,775	2,458
Five Corners Funding Trust IV 5.997% 2/15/2053[6]	500	551
Florida Power & Light Co. 5.10% 4/1/2033	1,165	1,219
Florida Power & Light Co. 5.30% 6/15/2034	2,293	2,433
Florida Power & Light Co. 5.60% 6/15/2054	1,238	1,352
Ford Motor Credit Co., LLC 3.375% 11/13/2025	200	196
Ford Motor Credit Co., LLC 6.95% 3/6/2026	400	410
Ford Motor Credit Co., LLC 6.95% 6/10/2026	400	412
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,882	2,935
Ford Motor Credit Co., LLC 4.95% 5/28/2027	995	993
Ford Motor Credit Co., LLC 4.125% 8/17/2027	400	390
Ford Motor Credit Co., LLC 7.35% 11/4/2027	400	425
Ford Motor Credit Co., LLC 6.80% 5/12/2028	600	629
Ford Motor Credit Co., LLC 6.798% 11/7/2028	412	435
Ford Motor Credit Co., LLC 5.80% 3/8/2029	9,968	10,136
Ford Motor Credit Co., LLC 5.113% 5/3/2029	1,900	1,883
Ford Motor Credit Co., LLC 6.05% 3/5/2031	3,100	3,183
Ford Otomotiv Sanayi AS 7.125% 4/25/2029[6]	1,785	1,849
Fortrea Holdings, Inc. 7.50% 7/1/2030[6]	290	292
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.491% 7/1/2030[4,7]	76	76
Fortress Intermediate 3, Inc. 7.50% 6/1/2031[6]	400	422
Freddie Mac Pool #RB5111 2.00% 5/1/2041[5]	20,105	17,553
Freddie Mac Pool #SD8213 3.00% 5/1/2052[5]	2,776	2,494
Freddie Mac Pool #SD1883 4.00% 6/1/2052[5]	49	47
Freddie Mac Pool #SD8225 3.00% 7/1/2052[5]	4,680	4,206
Freddie Mac Pool #QE9001 4.00% 8/1/2052[5]	95	92
Freddie Mac Pool #SD8258 5.00% 10/1/2052[5]	8,456	8,469
Freddie Mac Pool #SD8276 5.00% 12/1/2052[5]	22,963	22,991
Freddie Mac Pool #QG1084 4.00% 3/1/2053[5]	522	502
Freddie Mac Pool #SD8321 4.00% 5/1/2053[5]	52	50
Freddie Mac Pool #SD8323 5.00% 5/1/2053[5]	12,931	12,937
Freddie Mac Pool #SD8329 5.00% 6/1/2053[5]	415	415
Freddie Mac Pool #SD8331 5.50% 6/1/2053[5]	553	560
Freddie Mac Pool #SD8341 5.00% 7/1/2053[5]	153	153
Freddie Mac Pool #SD8342 5.50% 7/1/2053[5]	2,097	2,122
Freddie Mac Pool #SD3432 6.00% 7/1/2053[5]	1,272	1,316
Freddie Mac Pool #QG8544 4.00% 8/1/2053[5]	252	245
Freddie Mac Pool #SD8357 4.00% 8/1/2053[5]	214	205
Freddie Mac Pool #SD3512 6.00% 8/1/2053[5]	452	463
Freddie Mac Pool #SD8362 5.50% 9/1/2053[5]	21,127	21,383
Freddie Mac Pool #SD8363 6.00% 9/1/2053[5]	11,953	12,224
Freddie Mac Pool #SD8379 4.00% 10/1/2053[5]	3,064	2,944
Freddie Mac Pool #SD8367 5.50% 10/1/2053[5]	6,640	6,719
Freddie Mac Pool #SD4977 5.00% 11/1/2053[5,11]	175,791	175,747
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[5]	1,021	1,059
Freddie Mac Pool #QH5655 4.00% 12/1/2053[5]	817	784
Freddie Mac Pool #SD8406 4.00% 1/1/2054[5]	1,442	1,386
Freddie Mac Pool #RJ0854 6.50% 1/1/2054[5]	82	84
Freddie Mac Pool #QI0100 4.00% 2/1/2054[5]	497	477
Capital World Bond Fund — Page 22 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8401 5.50% 2/1/2054[5]	USD1,083	$1,096
Freddie Mac Pool #SD8402 6.00% 2/1/2054[5]	40,609	41,520
Freddie Mac Pool #SD8408 5.50% 3/1/2054[5]	40,931	41,423
Freddie Mac Pool #RJ1015 6.50% 3/1/2054[5]	27	28
Freddie Mac Pool #SD8420 5.50% 4/1/2054[5]	8,333	8,432
Freddie Mac Pool #SD5303 6.00% 4/1/2054[5]	2,713	2,785
Freddie Mac Pool #QI3333 6.00% 4/1/2054[5]	715	733
Freddie Mac Pool #RJ1413 5.50% 5/1/2054[5]	34,531	35,165
Freddie Mac Pool #RJ1415 5.50% 5/1/2054[5]	13,756	13,965
Freddie Mac Pool #RJ1448 5.50% 5/1/2054[5]	8,639	8,766
Freddie Mac Pool #SD5692 6.00% 5/1/2054[5]	982	1,009
Freddie Mac Pool #SD8435 4.00% 6/1/2054[5]	681	654
Freddie Mac Pool #RJ1855 5.00% 6/1/2054[5]	1,804	1,805
Freddie Mac Pool #RJ1857 5.50% 6/1/2054[5]	33,144	33,684
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[5]	5,420	5,512
Freddie Mac Pool #RJ1785 6.00% 6/1/2054[5]	22,758	23,362
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[5]	12,820	13,224
Freddie Mac Pool #RJ1859 6.00% 6/1/2054[5]	6,833	7,034
Freddie Mac Pool #SD8440 6.50% 6/1/2054[5]	495	510
Freddie Mac Pool #RJ1797 6.50% 6/1/2054[5]	364	376
Freddie Mac Pool #RJ1725 6.50% 6/1/2054[5]	119	124
Freddie Mac Pool #RJ1960 5.50% 7/1/2054[5]	4,578	4,653
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[5]	3,615	3,665
Freddie Mac Pool #QI8872 5.50% 7/1/2054[5]	3,536	3,594
Freddie Mac Pool #SD8447 6.00% 7/1/2054[5]	11,998	12,265
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[5]	8,800	9,132
Freddie Mac Pool #RJ1973 6.00% 7/1/2054[5]	6,300	6,475
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[5]	5,934	6,104
Freddie Mac Pool #SD5813 6.00% 7/1/2054[5]	4,248	4,364
Freddie Mac Pool #QI8874 6.00% 7/1/2054[5]	2,453	2,523
Freddie Mac Pool #SD5790 6.00% 7/1/2054[5]	1,938	1,991
Freddie Mac Pool #SD5873 6.00% 7/1/2054[5]	1,759	1,801
Freddie Mac Pool #SD5896 6.00% 7/1/2054[5]	1,406	1,442
Freddie Mac Pool #RJ1986 6.50% 7/1/2054[5]	1,266	1,308
Freddie Mac Pool #SD5905 6.50% 7/1/2054[5]	452	469
Freddie Mac Pool #SD5986 6.50% 7/1/2054[5]	420	435
Freddie Mac Pool #SD8453 5.50% 8/1/2054[5]	8,723	8,827
Freddie Mac Pool #RJ2200 5.50% 8/1/2054[5]	6,459	6,543
Freddie Mac Pool #RJ2201 5.50% 8/1/2054[5]	4,369	4,444
Freddie Mac Pool #RJ2206 5.50% 8/1/2054[5]	4,369	4,427
Freddie Mac Pool #RJ2243 5.50% 8/1/2054[5]	3,698	3,756
Freddie Mac Pool #SD6286 5.50% 8/1/2054[5]	2,442	2,483
Freddie Mac Pool #RJ2203 5.50% 8/1/2054[5]	656	667
Freddie Mac Pool #RJ2202 5.50% 8/1/2054[5]	460	467
Freddie Mac Pool #SD8454 6.00% 8/1/2054[5]	14,449	14,771
Freddie Mac Pool #RJ2211 6.00% 8/1/2054[5]	9,686	9,961
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[5]	8,515	8,717
Freddie Mac Pool #RJ2213 6.00% 8/1/2054[5]	6,699	6,888
Freddie Mac Pool #RJ2245 6.00% 8/1/2054[5]	6,393	6,588
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[5]	2,847	2,916
Freddie Mac Pool #SD6029 6.00% 8/1/2054[5]	2,439	2,510
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[5]	6,928	7,188
Freddie Mac Pool #RJ2247 6.50% 8/1/2054[5]	2,542	2,642
Freddie Mac Pool #RJ2228 6.50% 8/1/2054[5]	1,588	1,640
Freddie Mac Pool #RJ2298 5.50% 9/1/2054[5]	9,942	10,075
Capital World Bond Fund — Page 23 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QJ3044 5.50% 9/1/2054[5]	USD8,860	$8,968
Freddie Mac Pool #RJ2422 5.50% 9/1/2054[5]	7,687	7,785
Freddie Mac Pool #RJ2415 5.50% 9/1/2054[5]	3,195	3,254
Freddie Mac Pool #RJ2408 5.50% 9/1/2054[5]	2,816	2,860
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[5]	8,338	8,569
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[5]	4,595	4,729
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[5]	4,431	4,557
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[5]	3,970	4,100
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[5]	2,664	2,728
Freddie Mac Pool #RJ2409 6.00% 9/1/2054[5]	880	904
Freddie Mac Pool #RJ2474 6.50% 9/1/2054[5]	361	373
Freddie Mac Pool #SD6288 6.50% 9/1/2054[5]	297	308
Freddie Mac Pool #RJ2411 6.50% 9/1/2054[5]	232	241
Freddie Mac Pool #RJ2470 6.50% 9/1/2054[5]	130	134
Freddie Mac Pool #SD8471 6.50% 10/1/2054[5]	100	103
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[5]	12,287	12,014
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 8.18% 4/25/2042[4,5,6]	2,858	2,959
Frontier Communications Holdings, LLC 5.875% 10/15/2027[6]	500	502
Frontier Communications Holdings, LLC 6.75% 5/1/2029[6]	577	581
Frontier Communications Holdings, LLC 5.875% 11/1/2029	450	447
Frontier Communications Holdings, LLC 6.00% 1/15/2030[6]	515	515
FXI Holdings, Inc. 12.25% 11/15/2026[6]	1,315	1,312
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[4]	444	286
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051	338	222
Gabonese Republic 7.00% 11/24/2031[6]	790	613
Gabonese Republic 7.00% 11/24/2031	650	504
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,5,6]	9,682	9,830
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	1,150	1,197
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	425	433
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	225	263
General Motors Financial Co., Inc. 2.40% 4/10/2028	6,870	6,373
General Motors Financial Co., Inc. 5.45% 9/6/2034	1,892	1,887
Genesis Energy, LP 8.00% 1/15/2027	1,142	1,168
Genesis Energy, LP 7.75% 2/1/2028	40	41
Genesis Energy, LP 8.25% 1/15/2029	525	544
Genesis Energy, LP 8.875% 4/15/2030	493	519
Genesis Energy, LP 7.875% 5/15/2032	375	382
Genting New York, LLC 7.25% 10/1/2029[6]	200	203
GeoPark, Ltd. 5.50% 1/17/2027	35,800	34,142
Georgia (Republic of) 2.75% 4/22/2026[6]	1,127	1,069
Georgia Power Co. 4.95% 5/17/2033	3,400	3,496
Georgia Power Co. 5.25% 3/15/2034	3,375	3,540
Gilead Sciences, Inc. 5.25% 10/15/2033	2,801	2,955
Gilead Sciences, Inc. 5.55% 10/15/2053	1,201	1,290
Global Partners, LP 8.25% 1/15/2032[6]	105	109
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[5,6]	4,301	4,081
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	1,639	1,449
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[1]	2,100	2,257
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[5]	20,170	17,571
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[5]	240	241
Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053[5]	35,529	35,623
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[5]	5,015	3,889
Gran Tierra Energy, Inc. 9.50% 10/15/2029[6]	225	214
Gray Television, Inc. 7.00% 5/15/2027[6]	638	628
Capital World Bond Fund — Page 24 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Gray Television, Inc. 10.50% 7/15/2029[6]	USD970	$1,014
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.451% 6/4/2029[4,7]	340	328
Greenko Dutch BV 3.85% 3/29/2026	17,900	17,307
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[6]	13,810	14,306
Grifols, SA 4.75% 10/15/2028[6]	700	656
Grupo Energia Bogota SA ESP 4.875% 5/15/2030[6]	2,300	2,273
GTCR (AP) Finance, Inc. 8.00% 5/15/2027[6]	486	486
Guardian Life Global Funding 4.179% 9/26/2029[6]	2,000	1,995
Gulfport Energy Corp. 6.75% 9/1/2029[6]	110	111
HAH Group Holding Co., LLC 9.75% 10/1/2031[6]	750	757
Hanesbrands, Inc. 9.00% 2/15/2031[6]	363	392
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.595% 3/8/2030[4,7]	615	615
Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[6]	733	751
Harvest Midstream I, LP 7.50% 9/1/2028[6]	587	601
Harvest Midstream I, LP 7.50% 5/15/2032[6]	265	279
Helios Software Holdings, Inc. 8.75% 5/1/2029[6]	1,825	1,867
Hess Midstream Operations, LP 4.25% 2/15/2030[6]	110	105
Hess Midstream Operations, LP 5.50% 10/15/2030[6]	45	45
Hightower Holding, LLC 6.75% 4/15/2029[6]	830	797
Hilcorp Energy I, LP 5.75% 2/1/2029[6]	410	399
Hilcorp Energy I, LP 6.00% 4/15/2030[6]	660	644
Hilcorp Energy I, LP 6.00% 2/1/2031[6]	185	180
Hilcorp Energy I, LP 8.375% 11/1/2033[6]	628	678
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	190	188
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[6]	885	828
Home Depot, Inc. 4.75% 6/25/2029	3,861	3,981
Home Depot, Inc. 4.85% 6/25/2031	3,625	3,759
Home Depot, Inc. 4.95% 6/25/2034	2,438	2,536
Honduras (Republic of) 6.25% 1/19/2027	2,882	2,796
Honduras (Republic of) 5.625% 6/24/2030[6]	1,263	1,123
Honduras (Republic of) 5.625% 6/24/2030	150	133
Honeywell International, Inc. 4.875% 9/1/2029	250	259
Honeywell International, Inc. 4.95% 9/1/2031	250	262
Honeywell International, Inc. 5.25% 3/1/2054	500	522
Honeywell International, Inc. 5.35% 3/1/2064	500	528
Howard Hughes Corp. (The) 5.375% 8/1/2028[6]	1,203	1,186
Howard Hughes Corp. (The) 4.125% 2/1/2029[6]	669	625
Howard Hughes Corp. (The) 4.375% 2/1/2031[6]	550	505
Howden UK Refinance PLC 7.25% 2/15/2031[6]	1,325	1,376
Howden UK Refinance 2 PLC 8.125% 2/15/2032[6]	520	535
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	21,000	21,155
HSBC Holdings PLC 4.95% 3/31/2030	2,300	2,358
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]	1,229	1,081
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[1]	16,334	18,761
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.071% 5/10/2039[4,5,6]	2,541	2,599
HUB International, Ltd. 7.25% 6/15/2030[6]	198	206
HUB International, Ltd. 7.375% 1/31/2032[6]	615	635
Humana, Inc. 5.375% 4/15/2031	1,164	1,206
Humana, Inc. 5.75% 4/15/2054	583	597
Hungary (Republic of) 6.25% 9/22/2032[6]	760	819
Hungary (Republic of) 5.50% 3/26/2036[6]	2,770	2,794
Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[6]	437	457
Capital World Bond Fund — Page 25 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.326% 2/15/2029[4,7]	USD324	$323
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	200	239
Hyundai Capital America 1.80% 10/15/2025[6]	666	647
Hyundai Capital America 1.50% 6/15/2026[6]	3,387	3,224
Hyundai Capital America 5.60% 3/30/2028[6]	1,600	1,654
Hyundai Capital America 2.00% 6/15/2028[6]	2,187	2,003
Hyundai Capital America 5.30% 1/8/2029[6]	975	1,002
Hyundai Capital America 6.50% 1/16/2029[6]	853	916
Hyundai Capital America 4.55% 9/26/2029[6]	2,629	2,624
Hyundai Capital America 5.40% 1/8/2031[6]	234	242
Hyundai Capital America 5.40% 6/24/2031[6]	1,000	1,038
Icahn Enterprises, LP 6.25% 5/15/2026	262	260
Icahn Enterprises, LP 5.25% 5/15/2027	410	393
Icahn Enterprises, LP 9.75% 1/15/2029[6]	675	701
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	280	255
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	300	263
Indonesia (Republic of) 4.75% 9/20/2032	1,350	1,364
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[6]	6,360	6,498
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030	1,030	1,052
Ingersoll-Rand, Inc. 5.40% 8/14/2028	631	658
Ingersoll-Rand, Inc. 5.176% 6/15/2029	245	254
Ingersoll-Rand, Inc. 5.314% 6/15/2031	133	139
Ingersoll-Rand, Inc. 5.70% 8/14/2033	1,479	1,585
Ingersoll-Rand, Inc. 5.45% 6/15/2034	186	196
Ingersoll-Rand, Inc. 5.70% 6/15/2054	1,000	1,068
Ingles Markets, Inc. 4.00% 6/15/2031[6]	865	792
Intercontinental Exchange, Inc. 4.00% 9/15/2027	15,260	15,264
Intercontinental Exchange, Inc. 5.25% 6/15/2031	957	1,005
Intercontinental Exchange, Inc. 4.60% 3/15/2033	1,970	1,989
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[6]	469	435
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[6]	112	98
International Flavors & Fragrances, Inc. 3.268% 11/15/2040[6]	2,025	1,553
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[6]	247	175
Interstate Power and Light Co. 2.30% 6/1/2030	1,975	1,769
Intesa Sanpaolo SpA 7.00% 11/21/2025[6]	1,375	1,408
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[1,6]	1,250	1,452
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[1,6]	4,000	4,533
ION Trading Technologies SARL 9.50% 5/30/2029[6]	1,694	1,736
IQVIA, Inc. 5.00% 5/15/2027[6]	630	627
IQVIA, Inc. 6.50% 5/15/2030[6]	200	209
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[6]	4,650	4,844
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[6]	1,330	1,283
Iron Mountain, Inc. 5.25% 7/15/2030[6]	1,087	1,074
Israel (State of) 2.875% 3/16/2026	400	388
Israel (State of) 2.50% 1/15/2030	7,830	6,882
Israel (State of) 2.75% 7/3/2030	2,230	1,957
Israel (State of) 4.50% 1/17/2033	200	188
Israel (State of) 5.50% 3/12/2034	2,615	2,634
Israel (State of) 5.75% 3/12/2054	1,850	1,765
JetBlue Airways Corp. 9.875% 9/20/2031[6]	350	369
Jordan (Hashemite Kingdom of) 5.85% 7/7/2030	1,198	1,132
Jordan (Hashemite Kingdom of) 7.375% 10/10/2047	799	740
Capital World Bond Fund — Page 26 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[1]	USD3,417	$3,524
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[1]	3,612	3,715
JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[1]	5,355	5,385
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[1]	6,400	6,677
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[1]	4,126	3,183
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]	2,100	2,016
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,6]	525	544
KeHE Distributors, LLC 9.00% 2/15/2029[6]	450	469
Kennedy-Wilson, Inc. 4.75% 3/1/2029	105	97
Kennedy-Wilson, Inc. 4.75% 2/1/2030	1,575	1,430
Kilroy Realty, LP 6.25% 1/15/2036	323	331
Kodiak Gas Services, LLC 7.25% 2/15/2029[6]	210	217
Kookmin Bank 5.375% 5/8/2027[6]	630	650
Korea East-West Power Co., Ltd. 1.75% 5/6/2025	200	197
Korea Electric Power Corp. 4.00% 6/14/2027[6]	500	499
Korea Gas Corp. 5.00% 7/8/2029[6]	2,697	2,789
Korea National Oil Corp. 4.875% 4/3/2028[6]	200	204
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029[6]	75	75
Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031[6]	235	236
Laboratory Corp. of America Holdings 4.55% 4/1/2032	2,300	2,274
Laboratory Corp. of America Holdings 4.80% 10/1/2034	1,091	1,079
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[5,6]	294	294
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[5,6]	4,004	4,019
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[5,6]	1,250	1,289
Lamar Media Corp. 3.625% 1/15/2031	810	741
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[6]	290	272
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[6]	55	51
LCM Investments Holdings II, LLC 4.875% 5/1/2029[6]	1,046	1,006
LCM Investments Holdings II, LLC 8.25% 8/1/2031[6]	795	845
Lenovo Group, Ltd. 6.536% 7/27/2032	400	441
Levi Strauss & Co. 3.50% 3/1/2031[6]	775	703
LG Energy Solution, Ltd. 5.375% 7/2/2027[6]	200	203
LG Energy Solution, Ltd. 5.375% 7/2/2029[6]	200	205
LGI Homes, Inc. 8.75% 12/15/2028[6]	400	429
Lightning Power, LLC 7.25% 8/15/2032[6]	625	658
Lithia Motors, Inc. 3.875% 6/1/2029[6]	320	299
Live Nation Entertainment, Inc. 4.75% 10/15/2027[6]	820	809
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[1]	1,100	1,158
Lockheed Martin Corp. 5.25% 1/15/2033	1,957	2,085
Lockheed Martin Corp. 4.75% 2/15/2034	427	438
Lockheed Martin Corp. 5.20% 2/15/2064	1,943	2,014
LPL Holdings, Inc. 4.375% 5/15/2031[6]	880	831
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[1]	1,574	1,724
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[1]	2,812	2,977
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[1]	9,555	9,481
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 6.535% 7/15/2036[4,5,6]	3,695	3,695
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[6]	430	405
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030	101	90
Marsh & McLennan Companies, Inc. 5.45% 3/15/2054	1,000	1,038
Mastercard, Inc. 4.35% 1/15/2032	1,459	1,467
Mastercard, Inc. 4.875% 5/9/2034	1,529	1,582
Mastercard, Inc. 4.55% 1/15/2035	1,920	1,930
Capital World Bond Fund — Page 27 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Matador Resources Co. 6.50% 4/15/2032[6]	USD315	$315
Matador Resources Co. 6.25% 4/15/2033[6]	395	389
Mativ Holdings, Inc. 8.00% 10/1/2029[6]	350	358
McAfee Corp. 7.375% 2/15/2030[6]	550	537
McDonald’s Corp. 5.00% 5/17/2029	1,154	1,196
McDonald’s Corp. 4.95% 8/14/2033	1,765	1,835
McDonald’s Corp. 5.20% 5/17/2034	1,645	1,740
McDonald’s Corp. 5.15% 9/9/2052	520	521
Medline Borrower, LP 6.25% 4/1/2029[6]	841	868
Medline Borrower, LP 5.25% 10/1/2029[6]	725	712
Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.595% 10/23/2028[4,7]	314	314
Meiji Yasuda Life Insurance Co. 5.80% 9/11/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.033% on 9/11/2034)[1,6]	2,000	2,057
Meituan 3.05% 10/28/2030[6]	315	287
Melco Resorts Finance, Ltd. 5.25% 4/26/2026[6]	10,173	9,996
Melco Resorts Finance, Ltd. 5.625% 7/17/2027[6]	5,827	5,677
Melco Resorts Finance, Ltd. 7.625% 4/17/2032[6]	4,160	4,294
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% 2/15/2031[6]	250	251
Merlin Entertainments PLC 5.75% 6/15/2026[6]	440	435
MetLife, Inc. 5.375% 7/15/2033	1,500	1,597
MetLife, Inc. 5.30% 12/15/2034	1,000	1,051
MetLife, Inc. 5.00% 7/15/2052	230	228
Metropolitan Life Global Funding I 0.95% 7/2/2025[6]	666	649
Metropolitan Life Global Funding I 3.45% 12/18/2026[6]	810	800
Metropolitan Life Global Funding I 1.875% 1/11/2027[6]	1,500	1,431
Metropolitan Life Global Funding I 1.55% 1/7/2031[6]	571	480
Metropolitan Life Global Funding I 5.05% 1/8/2034[6]	500	517
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	2,500	2,620
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/1/2064 (6.272% on 8/1/2028)[1,5,6]	4,887	4,897
MGM Resorts International 5.50% 4/15/2027	560	562
MIC Capital Management (RSC) Seven, Ltd. 5.084% 5/22/2053[6]	200	200
Microchip Technology, Inc. 5.05% 3/15/2029	4,425	4,546
Mileage Plus Holdings, LLC 6.50% 6/20/2027[6]	737	747
Minejesa Capital BV 5.625% 8/10/2037[6]	300	289
Mineral Resources, Ltd. 8.125% 5/1/2027[6]	156	158
Mineral Resources, Ltd. 8.00% 11/1/2027[6]	671	690
Mineral Resources, Ltd. 9.25% 10/1/2028[6]	1,070	1,141
Mineral Resources, Ltd. 8.50% 5/1/2030[6]	100	104
Minerva Luxembourg SA 8.875% 9/13/2033	20,004	21,827
MISC Capital Two (Labuan), Ltd. 3.625% 4/6/2025	500	497
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]	10,209	10,038
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	500	492
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,6]	4,994	5,041
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[5,6]	1,472	1,482
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[5,6]	7,007	7,088
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[5,6]	3,460	3,500
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[6]	197	204
MIWD Holdco II, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.345% 3/28/2031[4,7]	180	181
Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034)[1]	1,500	1,583
Molina Healthcare, Inc. 4.375% 6/15/2028[6]	490	477
Molina Healthcare, Inc. 3.875% 11/15/2030[6]	285	265
Moog, Inc. 4.25% 12/9/2027[6]	770	748
Capital World Bond Fund — Page 28 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	USD5,386	$5,155
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[1]	5,175	5,376
Mozambique (Republic of) 9.00% 9/15/2031	10,500	9,118
MPT Operating Partnership, LP 5.00% 10/15/2027	1,416	1,272
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 8.03% 7/25/2054[4,5,6]	3,276	3,327
Murphy Oil Corp. 6.00% 10/1/2032	375	370
MV24 Capital BV 6.748% 6/1/2034	7,095	6,942
Nabors Industries, Inc. 7.375% 5/15/2027[6]	740	742
Nabors Industries, Inc. 9.125% 1/31/2030[6]	635	655
Nabors Industries, Inc. 8.875% 8/15/2031[6]	155	148
National Australia Bank, Ltd. 5.181% 6/11/2034[6]	4,929	5,150
Navient Corp. 5.00% 3/15/2027	380	377
Navient Corp. 4.875% 3/15/2028	935	905
Navient Corp. 11.50% 3/15/2031	580	663
Navient Corp. 5.625% 8/1/2033	255	226
NCR Atleos Corp. 9.50% 4/1/2029[6]	566	624
NCR Voyix Corp. 5.125% 4/15/2029[6]	255	250
Netflix, Inc. 5.375% 11/15/2029[6]	1,512	1,591
Netflix, Inc. 4.90% 8/15/2034	998	1,033
Netflix, Inc. 5.40% 8/15/2054	188	199
New Fortress Energy, Inc. 6.75% 9/15/2025[6]	487	467
New Fortress Energy, Inc. 6.50% 9/30/2026[6]	1,870	1,573
New Fortress Energy, Inc. 8.75% 3/15/2029[6]	925	697
New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.252% 10/30/2028[4,7]	412	373
New York Life Global Funding 1.20% 8/7/2030[6]	11,090	9,402
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[4,5,6]	3,739	3,565
Nexstar Media, Inc. 4.75% 11/1/2028[6]	767	733
NGL Energy Operating, LLC 8.125% 2/15/2029[6]	605	621
NGL Energy Operating, LLC 8.375% 2/15/2032[6]	245	253
Nigeria (Republic of) 7.696% 2/23/2038	500	409
Nigeria (Republic of) 8.25% 9/28/2051	1,910	1,528
Nomura Holdings, Inc. 5.783% 7/3/2034	5,962	6,267
NongHyup Bank 4.875% 7/3/2028[6]	495	506
Norfolk Southern Corp. 5.35% 8/1/2054	3,781	3,890
Northern Oil and Gas, Inc. 8.125% 3/1/2028[6]	1,195	1,205
Northern Oil and Gas, Inc. 8.75% 6/15/2031[6]	360	376
Northrop Grumman Corp. 4.70% 3/15/2033	1,940	1,970
NOVA Chemicals Corp. 5.25% 6/1/2027[6]	300	297
NOVA Chemicals Corp. 9.00% 2/15/2030[6]	575	623
Novelis Corp. 4.75% 1/30/2030[6]	290	281
Novelis Corp. 3.875% 8/15/2031[6]	230	210
NuStar Logistics, LP 5.625% 4/28/2027	630	633
Nutrien, Ltd. 5.40% 6/21/2034	2,500	2,590
Occidental Petroleum Corp. 5.55% 10/1/2034	2,269	2,305
OCI NV 6.70% 3/16/2033[6]	499	523
OCP SA 3.75% 6/23/2031	3,400	3,059
Oleoducto Central SA 4.00% 7/14/2027	4,950	4,743
Olympus Water US Holding Corp. 9.75% 11/15/2028[6]	350	374
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[5,6]	1,780	1,825
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[5,6]	792	817
ONEOK, Inc. 6.05% 9/1/2033	2,868	3,066
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,5,6]	6,487	6,577
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,5,6]	13,034	13,271
Capital World Bond Fund — Page 29 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Open Text Corp. 3.875% 12/1/2029[6]	USD600	$558
Open Text Holdings, Inc. 4.125% 12/1/2031[6]	200	184
Oracle Corp. 3.25% 11/15/2027	4	4
Osaic Holdings, Inc. 10.75% 8/1/2027[6]	1,643	1,674
Osaic Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 4.00%) 8.845% 8/17/2028[4,7]	224	222
Owens & Minor, Inc. 6.625% 4/1/2030[6]	658	639
Pacific Gas and Electric Co. 2.10% 8/1/2027	150	141
Pacific Gas and Electric Co. 3.00% 6/15/2028	7,820	7,438
Pacific Gas and Electric Co. 3.75% 7/1/2028	732	713
Pacific Gas and Electric Co. 4.65% 8/1/2028	11,414	11,463
Pacific Gas and Electric Co. 4.55% 7/1/2030	3,188	3,165
Pacific Gas and Electric Co. 2.50% 2/1/2031	1,228	1,076
Pacific Gas and Electric Co. 4.40% 3/1/2032	1,682	1,639
Pacific Gas and Electric Co. 6.15% 1/15/2033	3,684	3,957
Pacific Gas and Electric Co. 6.40% 6/15/2033	2,530	2,766
Pacific Gas and Electric Co. 5.80% 5/15/2034	4,483	4,740
Pacific Gas and Electric Co. 3.30% 8/1/2040	125	97
Pacific Gas and Electric Co. 4.95% 7/1/2050	4,014	3,653
Pacific Gas and Electric Co. 3.50% 8/1/2050	4,459	3,232
Pacific Gas and Electric Co. 5.90% 10/1/2054	100	104
PacifiCorp 5.30% 2/15/2031	3,006	3,130
PacifiCorp 5.45% 2/15/2034	1,125	1,170
PacifiCorp 3.30% 3/15/2051	175	124
PacifiCorp 2.90% 6/15/2052	399	258
PacifiCorp 5.35% 12/1/2053	1,480	1,466
PacifiCorp 5.50% 5/15/2054	3,288	3,308
PacifiCorp 5.80% 1/15/2055	4,188	4,398
Panama (Republic of) 3.75% 4/17/2026	411	403
Panama (Republic of) 7.50% 3/1/2031	2,690	2,946
Panama (Republic of) 6.375% 7/25/2033[6]	1,340	1,301
Panama (Republic of) 6.40% 2/14/2035	6,000	6,143
Panama (Republic of) 8.00% 3/1/2038	7,900	8,941
Panama (Republic of) 6.853% 3/28/2054	200	203
Panama (Republic of) 4.50% 4/1/2056	1,139	822
Panama (Republic of) 7.875% 3/1/2057	40,305	45,627
Panama (Republic of) 3.87% 7/23/2060	2,286	1,446
Panama (Republic of) 4.50% 1/19/2063	1,024	718
Panther Escrow Issuer, LLC 7.125% 6/1/2031[6]	675	709
Park Intermediate Holdings, LLC 4.875% 5/15/2029[6]	320	311
Park Intermediate Holdings, LLC 7.00% 2/1/2030[6]	685	713
Parker-Hannifin Corp. 3.25% 6/14/2029	70	67
Party City Holdings, Inc. 12.00% PIK 1/11/2029[6,9]	173	168
Pebblebrook Hotel, LP 6.375% 10/15/2029[6]	115	116
PECO Energy Co. 5.25% 9/15/2054	700	724
PepsiCo, Inc. 3.625% 3/19/2050	264	216
Performance Food Group, Inc. 5.50% 10/15/2027[6]	395	394
Performance Food Group, Inc. 4.25% 8/1/2029[6]	500	476
Performance Food Group, Inc. 6.125% 9/15/2032[6]	225	230
Permian Resources Operating, LLC 8.00% 4/15/2027[6]	225	232
Permian Resources Operating, LLC 9.875% 7/15/2031[6]	325	363
Permian Resources Operating, LLC 7.00% 1/15/2032[6]	300	312
Permian Resources Operating, LLC 6.25% 2/1/2033[6]	814	828
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	260	262
Peru (Republic of) 8.75% 11/21/2033	950	1,197
Capital World Bond Fund — Page 30 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Petco Health and Wellness Co., Inc., Term Loan B, (1-month USD CME Term SOFR + 3.512%) 8.115% 3/3/2028[4,7]	USD500	$476
Petroleos Mexicanos 4.25% 1/15/2025	1,979	1,965
Petroleos Mexicanos 6.875% 10/16/2025	2,884	2,889
Petroleos Mexicanos 6.875% 8/4/2026	8,616	8,588
Petroleos Mexicanos 6.49% 1/23/2027	29,433	29,001
Petroleos Mexicanos 6.50% 3/13/2027	41,760	40,977
Petroleos Mexicanos 6.84% 1/23/2030	46,173	42,787
Petroleos Mexicanos 5.95% 1/28/2031	400	346
Petroleos Mexicanos 6.70% 2/16/2032	2,540	2,279
Petroleos Mexicanos 7.69% 1/23/2050	415	324
Petroleos Mexicanos 6.95% 1/28/2060	350	251
PETRONAS Capital, Ltd. 3.50% 4/21/2030[6]	365	350
PETRONAS Capital, Ltd. 4.55% 4/21/2050[6]	2,140	1,990
PETRONAS Capital, Ltd. 3.404% 4/28/2061	300	219
Petrorio Luxembourg Holding SARL 6.125% 6/9/2026	5,990	5,988
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	10,901	11,115
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	4,376	4,531
PG&E Corp. 5.00% 7/1/2028	2,510	2,490
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[1]	970	1,020
Philip Morris International, Inc. 1.75% 11/1/2030	503	434
Philip Morris International, Inc. 5.125% 2/13/2031	238	247
Philip Morris International, Inc. 5.75% 11/17/2032	9,986	10,736
Philip Morris International, Inc. 5.375% 2/15/2033	9,870	10,326
Philip Morris International, Inc. 5.625% 9/7/2033	1,000	1,065
Philippines (Republic of) 6.375% 10/23/2034	2,320	2,643
Philippines (Republic of) 5.95% 10/13/2047	600	677
PLDT, Inc. 2.50% 1/23/2031	380	336
PLDT, Inc. 3.45% 6/23/2050	200	148
PM General Purchaser, LLC 9.50% 10/1/2028[6]	161	164
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[1]	7,930	9,083
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[1]	2,300	2,439
POSCO 5.75% 1/17/2028[6]	305	317
POSCO Holdings, Inc. 4.875% 1/23/2027[6]	3,520	3,550
Post Holdings, Inc. 5.625% 1/15/2028[6]	327	330
Post Holdings, Inc. 5.50% 12/15/2029[6]	490	487
Post Holdings, Inc. 4.625% 4/15/2030[6]	535	512
Post Holdings, Inc. 6.25% 2/15/2032[6]	833	859
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[5,6]	755	755
Prestige Brands, Inc. 3.75% 4/1/2031[6]	800	733
Procter & Gamble Co. 0.55% 10/29/2025	1,792	1,729
Procter & Gamble Co. 1.00% 4/23/2026	338	324
Procter & Gamble Co. 3.95% 1/26/2028	2,500	2,516
Procter & Gamble Co. 1.20% 10/29/2030	1,685	1,442
Prologis, LP 4.75% 6/15/2033	1,362	1,381
Prologis, LP 5.00% 3/15/2034	685	703
Prologis, LP 5.00% 1/31/2035	3,428	3,512
Prologis, LP 5.25% 6/15/2053	74	75
Prologis, LP 5.25% 3/15/2054	70	71
Prudential Financial, Inc. 3.905% 12/7/2047	250	208
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[1]	27,730	26,686
PT Freeport Indonesia 4.763% 4/14/2027	200	202
PT Freeport Indonesia 5.315% 4/14/2032	3,023	3,075
Capital World Bond Fund — Page 31 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
PT Freeport Indonesia 6.20% 4/14/2052	USD200	$213
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027[6]	230	220
Public Service Company of Colorado 5.35% 5/15/2034	2,321	2,435
Public Service Company of Colorado 3.20% 3/1/2050	856	613
Public Service Company of Colorado 2.70% 1/15/2051	274	178
Public Service Company of Colorado 5.25% 4/1/2053	3,846	3,884
Public Service Company of Colorado 5.75% 5/15/2054	700	759
Public Storage Operating Co. 5.125% 1/15/2029	1,303	1,359
Public Storage Operating Co. 5.10% 8/1/2033	397	412
Qatar Energy 3.125% 7/12/2041[6]	16,050	12,783
QVC, Inc. 4.45% 2/15/2025	450	448
Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[6,9]	749	744
Radiology Partners, Inc. 9.898% PIK 2/15/2030[6,9]	2,059	1,948
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 8.883% Cash 1/31/2029[4,7,9]	387	380
Raizen Fuels Finance SA 6.45% 3/5/2034[6]	7,050	7,466
Raizen Fuels Finance SA 6.95% 3/5/2054[6]	935	999
Range Resources Corp. 8.25% 1/15/2029	135	140
Range Resources Corp. 4.75% 2/15/2030[6]	1,113	1,074
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	5,949	5,142
Reliance Industries, Ltd. 3.625% 1/12/2052	250	190
Reworld Holding Corp. 4.875% 12/1/2029[6]	145	137
RHP Hotel Properties, LP 7.25% 7/15/2028[6]	391	409
RHP Hotel Properties, LP 4.50% 2/15/2029[6]	560	542
RLJ Lodging Trust, LP 4.00% 9/15/2029[6]	440	405
ROBLOX Corp. 3.875% 5/1/2030[6]	325	303
Roche Holdings, Inc. 5.593% 11/13/2033[6]	1,823	1,978
Roche Holdings, Inc. 4.592% 9/9/2034[6]	1,808	1,826
Romania 7.625% 1/17/2053[6]	346	398
Roper Technologies, Inc. 4.75% 2/15/2032	1,000	1,012
Roper Technologies, Inc. 4.90% 10/15/2034	2,425	2,443
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[6]	325	337
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[6]	450	462
RTX Corp. 5.00% 2/27/2026	250	252
RTX Corp. 5.75% 11/8/2026	1,000	1,031
RTX Corp. 3.125% 5/4/2027	250	244
RTX Corp. 5.75% 1/15/2029	2,000	2,120
RTX Corp. 6.00% 3/15/2031	708	770
RTX Corp. 1.90% 9/1/2031	722	614
RTX Corp. 6.10% 3/15/2034	728	804
RTX Corp. 2.82% 9/1/2051	750	502
RTX Corp. 3.03% 3/15/2052	500	350
RTX Corp. 5.375% 2/27/2053	1,000	1,028
RTX Corp. 6.40% 3/15/2054	102	121
Ryan Specialty, LLC 4.375% 2/1/2030[6]	555	536
Ryan Specialty, LLC 5.875% 8/1/2032[6]	125	127
SAEL, Ltd. 7.80% 7/31/2031[6]	3,940	4,010
Sally Holdings, LLC 6.75% 3/1/2032	560	576
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029)[1]	12,490	12,805
Sands China, Ltd. 2.30% 3/8/2027	400	375
Sands China, Ltd. 5.40% 8/8/2028	22,220	22,448
Sands China, Ltd. 3.25% 8/8/2031	6,600	5,808
Santander Holdings USA, Inc. 3.244% 10/5/2026	7,197	7,004
Saskatchewan (Province of) 3.25% 6/8/2027	1,073	1,057
Capital World Bond Fund — Page 32 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Sasol Financing USA, LLC 8.75% 5/3/2029[2]	USD11,550	$12,227
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	2,290	2,331
Saturn Oil & Gas, Inc. 9.625% 6/15/2029[6]	468	463
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	2,800	2,753
Saudi Arabia (Kingdom of) 4.875% 7/18/2033[6]	595	606
Saudi Arabia (Kingdom of) 5.75% 1/16/2054[6]	2,475	2,534
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	2,047	2,096
Saudi Arabian Oil Co. 5.25% 7/17/2034[6]	1,695	1,745
Saudi Arabian Oil Co. 5.75% 7/17/2054[6]	9,205	9,339
Scientific Games Holdings, LP 6.625% 3/1/2030[6]	616	612
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[6]	280	270
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[6]	860	828
Seadrill Finance, Ltd. 8.375% 8/1/2030[6]	550	575
Seagate HDD Cayman 8.50% 7/15/2031	375	410
Sealed Air Corp. 6.50% 7/15/2032[6]	790	817
Sensata Technologies BV 4.00% 4/15/2029[6]	620	592
Sensata Technologies, Inc. 3.75% 2/15/2031[6]	160	147
Serbia (Republic of) 6.25% 5/26/2028[6]	1,962	2,045
Serbia (Republic of) 6.50% 9/26/2033[6]	1,378	1,477
Service Corp. International 4.00% 5/15/2031	475	440
Service Corp. International 5.75% 10/15/2032	225	227
Service Properties Trust 4.75% 10/1/2026	157	151
Service Properties Trust 4.95% 2/15/2027	722	684
Service Properties Trust 3.95% 1/15/2028	340	294
Service Properties Trust 8.375% 6/15/2029	825	825
Service Properties Trust 4.95% 10/1/2029	358	285
Service Properties Trust 4.375% 2/15/2030	941	713
Service Properties Trust 8.625% 11/15/2031[6]	1,569	1,708
Service Properties Trust 8.875% 6/15/2032	250	239
ServiceNow, Inc. 1.40% 9/1/2030	8,612	7,392
Shell International Finance BV 3.00% 11/26/2051	2,990	2,087
Shift4 Payments, LLC 6.75% 8/15/2032[6]	880	919
Simmons Foods, Inc. 4.625% 3/1/2029[6]	400	380
Sirius XM Radio, Inc. 3.125% 9/1/2026[6]	250	242
Sirius XM Radio, Inc. 5.00% 8/1/2027[6]	200	197
Sirius XM Radio, Inc. 4.00% 7/15/2028[6]	1,000	944
Sirius XM Radio, Inc. 4.125% 7/1/2030[6]	1,019	925
Sirius XM Radio, Inc. 3.875% 9/1/2031[6]	2,356	2,055
SK hynix, Inc. 1.50% 1/19/2026	3,298	3,169
SK hynix, Inc. 1.50% 1/19/2026[6]	552	530
SK hynix, Inc. 6.375% 1/17/2028[6]	200	210
SK hynix, Inc. 6.375% 1/17/2028	200	210
SK hynix, Inc. 2.375% 1/19/2031[6]	294	255
SM Energy Co. 6.50% 7/15/2028	135	135
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.892% 11/15/2052[4,5,6]	4,113	4,154
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[6]	4,125	4,252
Sonic Automotive, Inc. 4.625% 11/15/2029[6]	425	399
Sonic Automotive, Inc. 4.875% 11/15/2031[6]	1,020	942
South Africa (Republic of) 5.875% 6/22/2030	1,100	1,112
South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034[6]	2,661	2,688
South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[6]	939	951
Southern California Edison Co. 2.85% 8/1/2029	1,100	1,033
Southern California Edison Co. 5.45% 6/1/2031	2,942	3,114
Southern California Edison Co. 5.20% 6/1/2034	2,176	2,257
Capital World Bond Fund — Page 33 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 3.65% 2/1/2050	USD596	$464
Southern California Edison Co. 2.95% 2/1/2051	6,231	4,274
Southern California Edison Co. 3.45% 2/1/2052	6,682	4,979
Southern California Edison Co. 5.75% 4/15/2054	3,981	4,263
Southwestern Electric Power Co. 3.25% 11/1/2051	675	468
Spirit AeroSystems, Inc. 4.60% 6/15/2028	192	184
Spirit AeroSystems, Inc. 9.375% 11/30/2029[6]	171	186
Spirit AeroSystems, Inc. 9.75% 11/15/2030[6]	1,157	1,291
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.502% 1/15/2027[4,7]	20	20
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[1,6]	3,500	3,480
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[1]	1,200	1,193
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034)[1,6]	6,796	7,194
Standard Chartered PLC 3.265% 2/18/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 2/18/2031)[1,6]	957	858
Star Parent, Inc. 9.00% 10/1/2030[6]	100	107
Station Casinos, LLC 6.625% 3/15/2032[6]	205	210
Stellantis Finance US, Inc. 1.711% 1/29/2027[6]	4,000	3,753
Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	6,204	6,365
Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	2,960	2,526
Stellantis Finance US, Inc. 6.375% 9/12/2032[6]	760	815
Stillwater Mining Co. 4.00% 11/16/2026[2]	11,042	10,558
STL Holding Co., LLC 8.75% 2/15/2029[6]	275	293
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[6]	735	639
Summit Materials, LLC 7.25% 1/15/2031[6]	730	774
Summit Midstream Holdings, LLC 8.625% 10/31/2029[6]	575	602
Sunoco, LP 7.00% 5/1/2029[6]	195	204
Sunoco, LP 4.50% 5/15/2029	1,550	1,491
Sunoco, LP 4.50% 4/30/2030	160	153
Superior Plus, LP 4.50% 3/15/2029[6]	148	140
Surgery Center Holdings, Inc. 7.25% 4/15/2032[6]	180	188
Surgery Center Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.67% 12/19/2030[4,7]	90	90
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,6]	1,400	1,424
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[1]	2,418	2,485
Synchrony Financial 2.875% 10/28/2031	3,925	3,335
Talen Energy Supply, LLC 8.625% 6/1/2030[6]	1,520	1,658
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.596% 5/17/2030[4,7]	426	427
Talos Production, Inc. 9.00% 2/1/2029[6]	850	876
Talos Production, Inc. 9.375% 2/1/2031[6]	580	597
Targa Resources Corp. 5.50% 2/15/2035	7,189	7,407
Tencent Holdings, Ltd. 3.975% 4/11/2029	250	248
Tencent Holdings, Ltd. 2.39% 6/3/2030[6]	300	271
Tencent Holdings, Ltd. 3.68% 4/22/2041	1,535	1,300
Tencent Holdings, Ltd. 3.24% 6/3/2050[6]	9,220	6,779
Tencent Holdings, Ltd. 3.24% 6/3/2050	1,965	1,445
Tencent Holdings, Ltd. 3.84% 4/22/2051	4,082	3,311
Tenet Healthcare Corp. 4.625% 6/15/2028	850	835
Tenet Healthcare Corp. 6.75% 5/15/2031	940	981
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	17,070	16,421
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	1,600	1,588
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	461	529
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	855	636
Capital World Bond Fund — Page 34 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	USD4,760	$3,671
Texas Instruments, Inc. 4.60% 2/8/2029	1,600	1,642
Texas Instruments, Inc. 4.85% 2/8/2034	1,144	1,190
Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	200	142
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	9,293	8,833
T-Mobile USA, Inc. 5.05% 7/15/2033	946	970
T-Mobile USA, Inc. 3.00% 2/15/2041	1,376	1,057
T-Mobile USA, Inc. 5.65% 1/15/2053	200	210
T-Mobile USA, Inc. 5.75% 1/15/2054	265	282
TNB Global Ventures Capital Bhd 3.244% 10/19/2026	500	489
Toronto-Dominion Bank (The) 5.146% 9/10/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 9/10/2029)[1]	4,449	4,503
TotalEnergies Capital International SA 5.15% 4/5/2034	1,184	1,232
TotalEnergies Capital SA 4.724% 9/10/2034	1,418	1,426
TotalEnergies Capital SA 5.488% 4/5/2054	1,320	1,365
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.134% 7/25/2065[4,5,6]	1,183	1,196
Toyota Motor Credit Corp. 1.90% 4/6/2028	1,067	994
Toyota Motor Credit Corp. 4.55% 5/17/2030	2,000	2,035
TransDigm, Inc. 5.50% 11/15/2027	835	833
TransDigm, Inc. 4.625% 1/15/2029	320	309
TransDigm, Inc. 6.375% 3/1/2029[6]	350	362
TransDigm, Inc. 4.875% 5/1/2029	500	487
TransDigm, Inc. 6.875% 12/15/2030[6]	135	141
TransDigm, Inc. 6.625% 3/1/2032[6]	275	287
Transocean Aquila, Ltd. 8.00% 9/30/2028[6]	91	93
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[6]	1,217	1,255
Transocean, Inc. 8.25% 5/15/2029[6]	185	184
Transocean, Inc. 8.75% 2/15/2030[6]	378	395
Transocean, Inc. 8.50% 5/15/2031[6]	440	437
Transocean, Inc. 6.80% 3/15/2038	750	613
Transportadora de Gas del Sur SA 8.50% 7/24/2031[6]	120	125
Travel + Leisure Co. 4.625% 3/1/2030[6]	250	234
TreeHouse Foods, Inc. 4.00% 9/1/2028	310	287
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,12]	800	782
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[5,6]	1,467	1,470
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[5,6]	317	316
Trident TPI Holdings, Inc. 12.75% 12/31/2028[6]	500	556
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 6.479% 1/20/2032[4,5,6]	4,918	4,918
Triumph Group, Inc. 9.00% 3/15/2028[6]	227	238
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[1]	791	867
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[1]	2,294	2,440
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[1]	6,487	6,836
Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 9.354% 5/6/2032[4,7]	1,605	1,635
Turkey (Republic of) 7.125% 7/17/2032	9,695	10,018
Turkey (Republic of) 6.00% 1/14/2041	2,500	2,209
U.S. Treasury 2.75% 2/28/2025	625	621
U.S. Treasury 2.875% 4/30/2025	72	71
U.S. Treasury 3.875% 4/30/2025	5,000	4,988
U.S. Treasury 0.25% 6/30/2025	1,895	1,841
U.S. Treasury 4.625% 6/30/2025	20	20
U.S. Treasury 3.125% 8/15/2025	2,500	2,480
U.S. Treasury 5.00% 9/30/2025	1,350	1,363
U.S. Treasury 0.25% 10/31/2025	45	43
Capital World Bond Fund — Page 35 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.00% 10/31/2025	USD1,711	$1,694
U.S. Treasury 4.50% 11/15/2025	29	29
U.S. Treasury 4.00% 12/15/2025	307	308
U.S. Treasury 4.25% 1/31/2026	11,121	11,182
U.S. Treasury 1.625% 2/15/2026	4,000	3,885
U.S. Treasury 4.625% 2/28/2026	30	30
U.S. Treasury 0.75% 3/31/2026	2,000	1,913
U.S. Treasury 2.25% 3/31/2026	25	24
U.S. Treasury 4.875% 4/30/2026	28,775	29,272
U.S. Treasury 3.625% 5/15/2026	85	84
U.S. Treasury 0.875% 6/30/2026	3,880	3,697
U.S. Treasury 4.50% 7/15/2026	11,597	11,761
U.S. Treasury 4.625% 9/15/2026	7,692	7,832
U.S. Treasury 0.875% 9/30/2026	10,000	9,474
U.S. Treasury 3.50% 9/30/2026	98	98
U.S. Treasury 4.625% 11/15/2026	2,599	2,652
U.S. Treasury 1.625% 11/30/2026	25	24
U.S. Treasury 4.375% 12/15/2026	6,506	6,611
U.S. Treasury 4.00% 1/15/2027	22	22
U.S. Treasury 2.25% 2/15/2027	4,550	4,411
U.S. Treasury 4.125% 2/15/2027	11,699	11,836
U.S. Treasury 4.25% 3/15/2027	5,000	5,078
U.S. Treasury 2.50% 3/31/2027	3,852	3,755
U.S. Treasury 4.50% 4/15/2027	5,896	6,026
U.S. Treasury 0.50% 4/30/2027	300	277
U.S. Treasury 2.375% 5/15/2027	2,160	2,095
U.S. Treasury 2.625% 5/31/2027	2,170	2,118
U.S. Treasury 4.625% 6/15/2027	60	62
U.S. Treasury 4.375% 7/15/2027	1,096	1,119
U.S. Treasury 2.75% 7/31/2027	3,900	3,814
U.S. Treasury 3.375% 9/15/2027	217	216
U.S. Treasury 4.125% 9/30/2027[11]	40,782	41,449
U.S. Treasury 3.875% 11/30/2027	5,250	5,297
U.S. Treasury 2.75% 2/15/2028	310	302
U.S. Treasury 1.125% 2/29/2028	8,937	8,240
U.S. Treasury 4.00% 2/29/2028	5,688	5,767
U.S. Treasury 1.25% 3/31/2028	2,730	2,523
U.S. Treasury 3.625% 3/31/2028	— [10]	— [10]
U.S. Treasury 1.25% 5/31/2028	1,715	1,579
U.S. Treasury 3.625% 5/31/2028	350	351
U.S. Treasury 1.25% 6/30/2028	2,119	1,947
U.S. Treasury 4.00% 6/30/2028	413	419
U.S. Treasury 2.875% 8/15/2028	1,030	1,004
U.S. Treasury 1.125% 8/31/2028	15,000	13,665
U.S. Treasury 4.375% 8/31/2028	7,970	8,202
U.S. Treasury 4.625% 9/30/2028	840	873
U.S. Treasury 3.75% 12/31/2028	1,286	1,295
U.S. Treasury 4.00% 1/31/2029	1,146	1,166
U.S. Treasury 4.125% 3/31/2029	1,174	1,201
U.S. Treasury 4.625% 4/30/2029	58,302	60,900
U.S. Treasury 4.50% 5/31/2029	500	520
U.S. Treasury 3.25% 6/30/2029	1,700	1,676
U.S. Treasury 1.625% 8/15/2029	7,095	6,492
U.S. Treasury 3.50% 9/30/2029	763	761
U.S. Treasury 3.875% 12/31/2029	2,000	2,027
Capital World Bond Fund — Page 36 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2/15/2030	USD240	$216
U.S. Treasury 0.625% 5/15/2030	17,634	14,978
U.S. Treasury 3.75% 5/31/2030	9,581	9,647
U.S. Treasury 0.625% 8/15/2030	20	17
U.S. Treasury 4.625% 9/30/2030	2,880	3,034
U.S. Treasury 4.375% 11/30/2030	7,800	8,115
U.S. Treasury 4.00% 1/31/2031	124	126
U.S. Treasury 4.25% 2/28/2031	1,900	1,965
U.S. Treasury 4.125% 3/31/2031	1,900	1,952
U.S. Treasury 4.625% 4/30/2031	24	25
U.S. Treasury 1.625% 5/15/2031	2,810	2,478
U.S. Treasury 1.25% 8/15/2031	1,114	951
U.S. Treasury 2.875% 5/15/2032	18,675	17,660
U.S. Treasury 3.875% 8/15/2033[11]	58,488	58,975
U.S. Treasury 4.50% 11/15/2033	1,053	1,112
U.S. Treasury 4.375% 5/15/2034	32,603	34,152
U.S. Treasury 3.875% 8/15/2034	3,886	3,914
U.S. Treasury 4.50% 8/15/2039	2,270	2,408
U.S. Treasury 4.375% 11/15/2039	1,500	1,569
U.S. Treasury 4.625% 2/15/2040	250	269
U.S. Treasury 1.125% 8/15/2040	2,742	1,796
U.S. Treasury 1.375% 11/15/2040	1,193	810
U.S. Treasury 1.875% 2/15/2041[11]	11,036	8,097
U.S. Treasury 2.25% 5/15/2041	7,922	6,143
U.S. Treasury 1.75% 8/15/2041	6,287	4,459
U.S. Treasury 2.00% 11/15/2041	669	492
U.S. Treasury 3.125% 11/15/2041	100	88
U.S. Treasury 2.375% 2/15/2042	2,504	1,951
U.S. Treasury 3.25% 5/15/2042	5,326	4,737
U.S. Treasury 2.75% 8/15/2042	100	82
U.S. Treasury 2.75% 11/15/2042	1,481	1,215
U.S. Treasury 4.00% 11/15/2042	245	241
U.S. Treasury 3.875% 2/15/2043	160	154
U.S. Treasury 2.875% 5/15/2043	1,800	1,495
U.S. Treasury 3.875% 5/15/2043[11]	11,170	10,755
U.S. Treasury 3.625% 8/15/2043	1,230	1,139
U.S. Treasury 4.375% 8/15/2043	111	114
U.S. Treasury 4.75% 11/15/2043	670	723
U.S. Treasury 4.50% 2/15/2044	4,246	4,431
U.S. Treasury 3.375% 5/15/2044	1,550	1,378
U.S. Treasury 2.50% 2/15/2045	1,900	1,453
U.S. Treasury 3.00% 5/15/2045	655	545
U.S. Treasury 2.875% 8/15/2045	1,250	1,017
U.S. Treasury 2.50% 2/15/2046	2,510	1,898
U.S. Treasury 2.75% 8/15/2047	3,455	2,697
U.S. Treasury 3.00% 2/15/2048	1,000	813
U.S. Treasury 3.125% 5/15/2048	800	665
U.S. Treasury 3.00% 8/15/2048	896	727
U.S. Treasury 2.25% 8/15/2049	1,304	903
U.S. Treasury 2.375% 11/15/2049	942	670
U.S. Treasury 2.00% 2/15/2050	20,560	13,400
U.S. Treasury 1.25% 5/15/2050[11]	12,110	6,483
U.S. Treasury 1.375% 8/15/2050	1,605	884
U.S. Treasury 1.875% 2/15/2051	1,552	973
U.S. Treasury 2.375% 5/15/2051	2,049	1,446
Capital World Bond Fund — Page 37 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.00% 8/15/2051[11]	USD37,600	$24,223
U.S. Treasury 1.875% 11/15/2051	2,099	1,308
U.S. Treasury 2.25% 2/15/2052[11]	57,500	39,217
U.S. Treasury 2.875% 5/15/2052	3,157	2,473
U.S. Treasury 3.00% 8/15/2052	1,843	1,482
U.S. Treasury 4.00% 11/15/2052	5,330	5,188
U.S. Treasury 3.625% 2/15/2053	383	349
U.S. Treasury 3.625% 5/15/2053	7,444	6,775
U.S. Treasury 4.125% 8/15/2053	1,215	1,210
U.S. Treasury 4.75% 11/15/2053	3,187	3,520
U.S. Treasury 4.25% 2/15/2054	3,055	3,114
U.S. Treasury 4.625% 5/15/2054	51,917	56,322
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[3]	10,159	9,983
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[3,11]	17,711	11,197
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[3]	2,550	2,308
Uber Technologies, Inc. 8.00% 11/1/2026[6]	890	892
Uber Technologies, Inc. 7.50% 9/15/2027[6]	550	561
Uber Technologies, Inc. 6.25% 1/15/2028[6]	575	582
Uber Technologies, Inc. 4.50% 8/15/2029[6]	225	223
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,6,13]	3,799	3,718
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[1,6]	2,000	2,068
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,6]	4,000	3,908
UKG, Inc. 6.875% 2/1/2031[6]	1,782	1,843
UniCredit SpA 5.459% 6/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.75% on 6/30/2030)[1,6]	16,050	15,798
Uniform Mortgage-Backed Security 2.00% 10/1/2054[5,14]	67,776	56,042
Uniform Mortgage-Backed Security 2.50% 10/1/2054[5,14]	9,836	8,492
Uniform Mortgage-Backed Security 3.00% 10/1/2054[5,14]	4,534	4,070
Uniform Mortgage-Backed Security 3.50% 10/1/2054[5,14]	19,188	17,871
Uniform Mortgage-Backed Security 4.50% 10/1/2054[5,14]	5,998	5,897
Uniform Mortgage-Backed Security 5.00% 10/1/2054[5,14]	226,930	226,817
Uniform Mortgage-Backed Security 6.00% 10/1/2054[5,14]	987	1,009
Uniform Mortgage-Backed Security 7.00% 10/1/2054[5,14]	2	2
Uniform Mortgage-Backed Security 3.50% 11/1/2054[5,14]	300	279
Uniform Mortgage-Backed Security 4.50% 11/1/2054[5,14]	13,323	13,104
Union Pacific Corp. 2.80% 2/14/2032	2,000	1,821
Union Pacific Corp. 4.30% 3/1/2049	1,550	1,389
United Mexican States 4.875% 5/19/2033	210	202
United Mexican States 6.00% 5/7/2036	880	898
United Mexican States 6.338% 5/4/2053	3,120	3,110
United Mexican States 6.40% 5/7/2054	910	912
United Mexican States 3.771% 5/24/2061	1,300	853
United Mexican States 5.75% 10/12/2110	20,000	17,427
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.595% 5/1/2031[4,7]	399	401
United Rentals (North America), Inc. 3.875% 2/15/2031	840	782
United Rentals (North America), Inc. 6.125% 3/15/2034[6]	100	103
UnitedHealth Group, Inc. 3.70% 5/15/2027	1,423	1,417
UnitedHealth Group, Inc. 4.95% 1/15/2032	2,650	2,742
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,365	1,355
UnitedHealth Group, Inc. 4.50% 4/15/2033	500	502
UnitedHealth Group, Inc. 5.15% 7/15/2034	3,192	3,333
UnitedHealth Group, Inc. 4.25% 6/15/2048	757	671
UnitedHealth Group, Inc. 3.25% 5/15/2051	731	542
Capital World Bond Fund — Page 38 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 4.75% 5/15/2052	USD230	$219
UnitedHealth Group, Inc. 5.375% 4/15/2054	500	520
UnitedHealth Group, Inc. 5.625% 7/15/2054	2,957	3,175
Universal Entertainment Corp. 9.875% 8/1/2029[6]	400	401
Univision Communications, Inc. 6.625% 6/1/2027[6]	200	201
Univision Communications, Inc. 8.00% 8/15/2028[6]	420	430
Univision Communications, Inc. 4.50% 5/1/2029[6]	1,775	1,587
Univision Communications, Inc. 7.375% 6/30/2030[6]	50	48
US Foods, Inc. 4.625% 6/1/2030[6]	585	566
USI, Inc. 7.50% 1/15/2032[6]	200	207
Vail Resorts, Inc. 6.50% 5/15/2032[6]	325	340
Vale Overseas, Ltd. 3.75% 7/8/2030	5	5
Valvoline, Inc. 3.625% 6/15/2031[6]	758	679
Velocity Vehicle Group, LLC 8.00% 6/1/2029[6]	185	193
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.29% PIK and 7.339% Cash 1/16/2026[4,7,9]	105	106
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.30% Cash 10/10/2028[4,7,9]	174	174
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[6]	610	577
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[6]	189	198
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[6]	1,215	1,131
Venture Global LNG, Inc. 8.125% 6/1/2028[6]	500	522
Venture Global LNG, Inc. 9.50% 2/1/2029[6]	500	564
Venture Global LNG, Inc. 7.00% 1/15/2030[6]	325	332
Veralto Corp. 5.35% 9/18/2028	3,250	3,386
Veralto Corp. 5.45% 9/18/2033	2,500	2,624
Verizon Communications, Inc. 1.75% 1/20/2031	1,212	1,034
Verizon Communications, Inc. 3.40% 3/22/2041	1,800	1,471
Verizon Communications, Inc. 3.55% 3/22/2051	794	615
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,5,6]	5,024	5,122
Viasat, Inc. 5.625% 9/15/2025[6]	25	25
Viasat, Inc. 5.625% 4/15/2027[6]	380	359
Viasat, Inc. 6.50% 7/15/2028[6]	825	648
Viasat, Inc. 7.50% 5/30/2031[6]	575	397
VICI Properties, LP 4.375% 5/15/2025	996	991
VICI Properties, LP 4.625% 6/15/2025[6]	751	747
VICI Properties, LP 4.50% 1/15/2028[6]	642	634
VICI Properties, LP 4.75% 2/15/2028	2,064	2,074
VICI Properties, LP 4.95% 2/15/2030	2,267	2,282
Vigorous Champion International, Ltd. 4.25% 5/28/2029	1,000	978
Vital Energy, Inc. 7.875% 4/15/2032[6]	455	441
W&T Offshore, Inc. 11.75% 2/1/2026[6]	325	332
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	270	260
Wand NewCo 3, Inc. 7.625% 1/30/2032[6]	825	870
Warrior Met Coal, Inc. 7.875% 12/1/2028[6]	152	158
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[6]	1,572	1,565
Wayfair, LLC 7.25% 10/31/2029[6]	175	180
Weatherford International, Ltd. 8.625% 4/30/2030[6]	598	624
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	6,204	6,088
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	9,952	9,207
WESCO Distribution, Inc. 6.625% 3/15/2032[6]	725	756
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[5,6]	931	931
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,6]	1,769	1,771
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[5,6]	379	381
Capital World Bond Fund — Page 39 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	USD8,440	$8,369
Westpac Banking Corp. 2.963% 11/16/2040	400	303
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[6]	235	232
Williams Companies, Inc. 5.15% 3/15/2034	202	204
Willis North America, Inc. 4.65% 6/15/2027	375	378
Willis North America, Inc. 5.35% 5/15/2033	1,500	1,545
Willis North America, Inc. 5.90% 3/5/2054	250	263
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[5,6]	963	971
WMG Acquisition Corp. 3.75% 12/1/2029[6]	845	796
WMG Acquisition Corp. 3.875% 7/15/2030[6]	1,010	942
WMG Acquisition Corp. 3.00% 2/15/2031[6]	605	537
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,2,12]	680	637
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[6]	830	801
Wynn Resorts Finance, LLC 7.125% 2/15/2031[6]	277	299
Xcel Energy, Inc. 2.35% 11/15/2031	535	461
Xcel Energy, Inc. 5.45% 8/15/2033	1,579	1,640
Xcel Energy, Inc. 5.50% 3/15/2034	2,976	3,097
Xcel Energy, Inc. 3.50% 12/1/2049	219	162
Xerox Holdings Corp. 8.875% 11/30/2029[6]	225	209
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031[6]	380	339
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	200	163
		5,166,236
Total bonds, notes & other debt instruments (cost: $9,786,211,000)		9,660,157
Convertible bonds & notes 0.02% U.S. dollars 0.02%
Airbnb, Inc., convertible notes, 0% 3/15/2026	543	507
Carnival Corp., convertible notes, 5.75% 12/1/2027	195	314
Coinbase Global, Inc., convertible notes, 0.50% 6/1/2026	150	147
DISH Network Corp., convertible notes, 3.375% 8/15/2026	390	316
Duke Energy Corp., convertible notes, 4.125% 4/15/2026	230	245
Marriott Vacations Worldwide Corp., convertible notes, 3.25% 12/15/2027	236	219
PENN Entertainment, Inc. 2.75% 5/15/2026	87	94
Royal Caribbean Cruises, Ltd., convertible notes, 6.00% 8/15/2025	152	544
Total convertible bonds & notes (cost: $2,217,000)		2,386
Preferred securities 0.01% U.S. dollars 0.01%	Shares
ACR III LSC Holdings, LLC, Series B, preferred shares[6,12,15]	277	458
Total preferred securities (cost: $287,000)		458
Common stocks 0.01% U.S. dollars 0.01%
Constellation Oil Services Holding SA, Class B-1[12,15]	2,781,697	473
Venator Materials PLC[12,15]	706	364
Endo, Inc.[15]	11,336	301
Endo, Inc. GUC 6.00% Escrow[15]	625,000	23
Endo, Inc., 1L 6.125% Escrow[12,15]	805,000	— [10]
Capital World Bond Fund — Page 40 of 55

unaudited
Common stocks (continued) U.S. dollars (continued)		Shares	Value (000)
WeWork, Inc.[12,15]		12,449	$160
Party City Holdco, Inc.[12,15]		8,980	151
Party City Holdco, Inc.[6,12,15]		89	1
Altera Infrastructure, LP12,15		77	6
Bighorn Permian Resources, LLC[12]		2,668	— [10]
			1,479
Total common stocks (cost: $1,837,000)			1,479
Investment funds 0.00%
Capital Group Central Corporate Bond Fund[16]		24,877	215
Total investment funds (cost: $202,000)			215
Short-term securities 10.75% Bills & notes of governments & government agencies outside the U.S. 2.82%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 10/1/2024	22.855%	EGP190,200	3,939
Egypt (Arab Republic of) 11/12/2024	22.326	281,125	5,648
Egypt (Arab Republic of) 11/19/2024	22.238	433,800	8,668
Egypt (Arab Republic of) 12/17/2024	26.096	251,350	4,916
Egypt (Arab Republic of) 3/11/2025	21.301	447,975	8,251
Egypt (Arab Republic of) 3/18/2025	21.386	2,702,400	49,540
Japan Treasury 10/15/2024	0.012	JPY26,372,900	183,494
Nigeria (Republic of) 2/11/2025	18.000	NGN4,388,158	2,421
Nigeria (Republic of) 2/20/2025	17.782	5,850,885	3,183
Nigeria (Republic of) 2/25/2025	18.045	10,468,992	5,675
Nigeria (Republic of) 3/6/2025	18.086	14,353,391	7,729
Nigeria (Republic of) 3/13/2025	17.900	7,801,160	4,179
Nigeria (Republic of) 3/27/2025	18.586	20,094,216	10,654
			298,297
Money market investments 7.93%		Shares
Capital Group Central Cash Fund 5.09%[16,17]		8,404,017	840,570
Total short-term securities (cost: $1,130,964,000)			1,138,867
Options purchased (equity style) 0.01%
Options purchased (equity style)*			559
Total options purchased (equity style) (cost: $373,000)			559
Total investment securities 101.98% (cost: $10,922,091,000)			10,804,121
Total options written† 0.00% (premium received: $151,000)			(257)
Other assets less liabilities (1.98)%			(209,472)
Net assets 100.00%			$10,594,392
Capital World Bond Fund — Page 41 of 55

unaudited
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 9/30/2024 (000)
Call
3 Month SOFR Futures Option	150	12/13/2024	USD96.00	USD37,500	$378
3 Month SOFR Futures Option	62	12/13/2024	97.50	15,500	1
3 Month SOFR Futures Option	150	12/13/2024	97.50	37,500	30
3 Month SOFR Futures Option	290	3/14/2025	97.00	72,500	90
3 Month SOFR Futures Option	50	6/13/2025	97.00	12,500	35
3 Month SOFR Futures Option	10	6/13/2025	98.00	2,500	2
					$536
Put
3 Month SOFR Futures Option	159	11/15/2024	USD95.00	USD39,750	$1
3 Month SOFR Futures Option	889	12/13/2024	94.38	222,250	6
3 Month SOFR Futures Option	189	12/13/2024	95.62	47,250	9
3 Month SOFR Futures Option	62	12/13/2024	95.75	15,500	7
3 Month SOFR Futures Option	1	12/13/2024	96.00	250	— [10]
					$23
					$559
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 9/30/2024 (000)
Call
3 Month SOFR Futures Option	62	12/13/2024	USD95.75	USD(15,500)	$(39)
3 Month SOFR Futures Option	300	12/13/2024	97.00	(75,000)	(176)
3 Month SOFR Futures Option	290	3/14/2025	98.00	(72,500)	(23)
					$(238)
Put
3 Month SOFR Futures Option	159	11/15/2024	USD94.88	USD(39,750)	$(1)
3 Month SOFR Futures Option	1	12/13/2024	95.50	(250)	— [10]
3 Month SOFR Futures Option	189	12/13/2024	96.37	(47,250)	(18)
					$(19)
					$(257)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
30 Day Federal Funds Futures	Long	49	11/1/2024	USD19,434	$24
30 Day Federal Funds Futures	Long	8	12/2/2024	3,182	5
3 Month SOFR Futures	Short	45	3/19/2025	(10,796)	12
Capital World Bond Fund — Page 42 of 55

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
3 Month SOFR Futures	Long	12	6/18/2025	USD2,895	$(4)
3 Month SOFR Futures	Short	8	9/17/2025	(1,936)	(16)
3 Month SOFR Futures	Short	55	6/17/2026	(13,341)	20
2 Year Euro-Schatz Futures	Long	610	12/10/2024	72,774	366
2 Year Italy Government Bond Futures	Long	274	12/10/2024	32,840	67
2 Year Canadian Government Bond Futures	Long	25	12/31/2024	1,946	9
2 Year U.S. Treasury Note Futures	Long	13,420	1/6/2025	2,794,610	6,648
5 Year Euro-Bobl Futures	Long	3,309	12/10/2024	442,194	4,819
5 Year U.S. Treasury Note Futures	Long	4,761	12/31/2024	523,152	647
5 Year Canadian Government Bond Futures	Long	180	12/31/2024	15,364	105
10 Year French Government Bond Futures	Long	983	12/10/2024	138,792	(176)
10 Year Euro-Bund Futures	Long	227	12/10/2024	34,092	182
10 Year Italy Government Bond Futures	Short	759	12/10/2024	(102,628)	(345)
10 Year Australian Treasury Bond Futures	Long	43	12/16/2024	3,460	(18)
10 Year Japanese Government Bond Futures	Short	409	12/20/2024	(411,632)	(940)
10 Year UK Gilt Futures	Long	1,813	12/31/2024	238,584	(1,745)
10 Year Canadian Government Bond Futures	Long	914	12/31/2024	84,483	465
10 Year U.S. Treasury Note Futures	Short	5,129	12/31/2024	(586,149)	(494)
10 Year Ultra U.S. Treasury Note Futures	Short	7,934	12/31/2024	(938,567)	1,488
20 Year U.S. Treasury Bond Futures	Long	1,015	12/31/2024	126,050	(869)
30 Year Euro-Buxl Futures	Long	11	12/10/2024	1,669	28
30 Year Ultra U.S. Treasury Bond Futures	Long	197	12/31/2024	26,219	(153)
					$10,125
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	127	EUR	115	Goldman Sachs	10/3/2024	$(1)
PLN	2,416	USD	634	JPMorgan Chase	10/3/2024	(6)
JPY	27,064,595	USD	186,103	Citibank	10/4/2024	2,308
GBP	50,788	USD	66,134	BNP Paribas	10/4/2024	1,768
AUD	72,688	USD	49,041	Bank of America	10/4/2024	1,215
NZD	8,421	USD	5,173	BNP Paribas	10/4/2024	177
CAD	28,083	USD	20,658	Morgan Stanley	10/4/2024	108
AUD	4,941	USD	3,334	Bank of America	10/4/2024	83
MYR	4,173	USD	967	JPMorgan Chase	10/4/2024	45
GBP	1,223	USD	1,593	BNP Paribas	10/4/2024	43
ZAR	9,988	USD	553	Morgan Stanley	10/4/2024	25
USD	579	MXN	10,929	Citibank	10/4/2024	24
CHF	5,200	USD	6,126	HSBC Bank	10/4/2024	21
PLN	26,670	USD	6,911	Standard Chartered Bank	10/4/2024	17
ZAR	5,480	USD	306	Goldman Sachs	10/4/2024	11
TRY	10,361	USD	292	Standard Chartered Bank	10/4/2024	10
CHF	17,880	USD	21,129	Morgan Stanley	10/4/2024	6
DKK	58,510	EUR	7,845	UBS AG	10/4/2024	5
USD	476	MXN	9,311	Standard Chartered Bank	10/4/2024	3
Capital World Bond Fund — Page 43 of 55

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Currency purchased (000)		Currency sold (000)
EUR	120	USD	132	UBS AG	10/4/2024	$1
USD	49,830	EUR	44,759	Goldman Sachs	10/4/2024	— [10]
USD	79	PLN	304	Standard Chartered Bank	10/4/2024	— [10]
EUR	240	USD	267	BNP Paribas	10/4/2024	— [10]
USD	478	EUR	430	BNP Paribas	10/4/2024	— [10]
USD	122	EUR	110	BNP Paribas	10/4/2024	— [10]
USD	512	EUR	460	BNP Paribas	10/4/2024	— [10]
USD	66	EUR	60	Barclays Bank PLC	10/4/2024	— [10]
GBP	40	USD	53	Bank of America	10/4/2024	— [10]
CZK	7,365	USD	326	Citibank	10/4/2024	(1)
USD	52	GBP	40	UBS AG	10/4/2024	(1)
USD	1,722	DKK	11,540	HSBC Bank	10/4/2024	(2)
USD	92	GBP	71	BNP Paribas	10/4/2024	(3)
MXN	10,950	USD	563	Citibank	10/4/2024	(7)
USD	304	AUD	450	Bank of America	10/4/2024	(8)
MXN	9,295	USD	480	Citibank	10/4/2024	(8)
EUR	29,274	DKK	218,340	UBS AG	10/4/2024	(20)
CZK	221,173	USD	9,810	JPMorgan Chase	10/4/2024	(45)
USD	1,879	GBP	1,443	BNP Paribas	10/4/2024	(50)
USD	1,487	ZAR	26,854	Morgan Stanley	10/4/2024	(67)
USD	2,612	TRY	92,800	Standard Chartered Bank	10/4/2024	(91)
USD	40,917	NOK	433,326	Standard Chartered Bank	10/4/2024	(147)
USD	12,531	NZD	20,035	UBS AG	10/4/2024	(198)
USD	12,489	NZD	20,035	UBS AG	10/4/2024	(239)
USD	12,271	NZD	19,800	HSBC Bank	10/4/2024	(308)
JPY	21,733,561	CHF	127,460	HSBC Bank	10/7/2024	641
THB	387,814	USD	11,578	HSBC Bank	10/7/2024	393
USD	31,354	HUF	11,109,300	Citibank	10/7/2024	237
EUR	3,894	USD	4,318	Citibank	10/7/2024	18
THB	10,927	USD	320	Citibank	10/7/2024	18
ZAR	6,100	USD	341	JPMorgan Chase	10/7/2024	12
MXN	6,057	USD	302	Barclays Bank PLC	10/7/2024	5
USD	22,728	EUR	20,412	Goldman Sachs	10/7/2024	— [10]
USD	189	EUR	170	BNP Paribas	10/7/2024	— [10]
USD	245	EUR	220	BNP Paribas	10/7/2024	— [10]
USD	33	EUR	30	Barclays Bank PLC	10/7/2024	— [10]
HUF	3,287	USD	9	Citibank	10/7/2024	— [10]
EUR	63,128	USD	70,291	Goldman Sachs	10/7/2024	(1)
USD	311	PLN	1,208	JPMorgan Chase	10/7/2024	(2)
EUR	940	USD	1,050	JPMorgan Chase	10/7/2024	(4)
EUR	9,224	USD	10,279	JPMorgan Chase	10/7/2024	(9)
HUF	788,520	EUR	2,004	HSBC Bank	10/7/2024	(23)
JPY	1,743,592	USD	12,184	Morgan Stanley	10/7/2024	(41)
JPY	13,605,347	EUR	85,698	HSBC Bank	10/7/2024	(668)
USD	30,232	THB	1,012,677	HSBC Bank	10/7/2024	(1,027)
CNH	4,466	USD	632	Citibank	10/8/2024	6
EUR	94,213	USD	104,844	Morgan Stanley	10/9/2024	68
THB	21,329	USD	638	JPMorgan Chase	10/9/2024	20
USD	243	ILS	900	HSBC Bank	10/9/2024	2
ILS	14,850	USD	4,012	HSBC Bank	10/9/2024	(28)
CNH	1,555,615	USD	220,043	Citibank	10/10/2024	2,149
Capital World Bond Fund — Page 44 of 55

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Currency purchased (000)		Currency sold (000)
EUR	48,770	USD	54,178	Standard Chartered Bank	10/10/2024	$133
EUR	169,519	USD	188,645	Morgan Stanley	10/10/2024	132
CNH	17,930	USD	2,520	Standard Chartered Bank	10/10/2024	41
CNH	25,113	USD	3,550	Bank of America	10/10/2024	37
CNH	4,355	USD	614	JPMorgan Chase	10/10/2024	8
USD	178	EUR	160	JPMorgan Chase	10/10/2024	— [10]
USD	145	EUR	130	BNP Paribas	10/10/2024	— [10]
USD	67	EUR	60	BNP Paribas	10/10/2024	— [10]
USD	111	EUR	100	BNP Paribas	10/10/2024	— [10]
USD	122	EUR	110	BNP Paribas	10/10/2024	— [10]
USD	66	EUR	60	Barclays Bank PLC	10/10/2024	— [10]
EUR	50	USD	55	Barclays Bank PLC	10/10/2024	— [10]
USD	33	EUR	30	Barclays Bank PLC	10/10/2024	— [10]
USD	145	EUR	130	UBS AG	10/10/2024	— [10]
USD	3,554	EUR	3,192	Citibank	10/10/2024	(1)
USD	221	EUR	200	Barclays Bank PLC	10/10/2024	(1)
USD	299	EUR	270	Barclays Bank PLC	10/10/2024	(2)
USD	453	EUR	410	Barclays Bank PLC	10/10/2024	(4)
USD	6,428	EUR	5,786	Standard Chartered Bank	10/10/2024	(16)
USD	52,452	EUR	47,134	Morgan Stanley	10/10/2024	(37)
USD	87,168	EUR	78,334	Citibank	10/10/2024	(65)
USD	139	COP	576,881	Morgan Stanley	10/11/2024	2
USD	744	BRL	4,111	Citibank	10/11/2024	(10)
MYR	547	USD	126	JPMorgan Chase	10/15/2024	6
EUR	246,136	USD	271,682	Citibank	10/17/2024	2,510
THB	1,291,640	USD	38,812	Citibank	10/17/2024	1,086
EUR	95,842	USD	105,905	Morgan Stanley	10/17/2024	861
MXN	1,282,070	USD	64,090	Morgan Stanley	10/17/2024	843
MXN	325,610	USD	16,140	Standard Chartered Bank	10/17/2024	351
CAD	131,041	USD	96,609	Morgan Stanley	10/17/2024	322
GBP	9,774	USD	12,773	Bank of America	10/17/2024	294
EUR	33,350	CAD	49,999	JPMorgan Chase	10/17/2024	167
GBP	3,505	USD	4,576	JPMorgan Chase	10/17/2024	110
PLN	27,480	USD	7,073	HSBC Bank	10/17/2024	64
SGD	9,030	USD	6,981	BNP Paribas	10/17/2024	51
TRY	36,353	USD	1,026	Citibank	10/17/2024	17
TRY	32,445	USD	921	UBS AG	10/17/2024	10
USD	3,170	PLN	12,170	Citibank	10/17/2024	9
EUR	1,900	USD	2,109	BNP Paribas	10/17/2024	7
PLN	2,880	USD	741	HSBC Bank	10/17/2024	7
PLN	2,939	USD	759	Citibank	10/17/2024	5
USD	761	PLN	2,927	JPMorgan Chase	10/17/2024	— [10]
USD	65	GBP	50	UBS AG	10/17/2024	(1)
PLN	1,706	USD	444	JPMorgan Chase	10/17/2024	(1)
USD	551	CZK	12,516	Citibank	10/17/2024	(2)
USD	561	PLN	2,178	HSBC Bank	10/17/2024	(5)
USD	8,014	EUR	7,200	HSBC Bank	10/17/2024	(7)
USD	7,808	MXN	156,200	Morgan Stanley	10/17/2024	(103)
USD	5,817	GBP	4,451	Bank of America	10/17/2024	(134)
USD	6,690	GBP	5,119	Bank of America	10/17/2024	(154)
USD	19,670	EUR	17,821	Citibank	10/17/2024	(182)
Capital World Bond Fund — Page 45 of 55

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	8,664	GBP	6,630	Bank of America	10/17/2024	$(200)
MXN	516,060	USD	26,598	Goldman Sachs	10/17/2024	(461)
CNH	772,524	USD	108,865	HSBC Bank	10/18/2024	1,561
SEK	250,090	USD	24,097	Goldman Sachs	10/18/2024	551
NZD	6,620	USD	4,055	Goldman Sachs	10/18/2024	151
HUF	13,495,645	USD	37,646	HSBC Bank	10/18/2024	139
NOK	38,080	USD	3,507	Goldman Sachs	10/18/2024	102
ZAR	25,831	USD	1,439	Citibank	10/18/2024	53
HUF	226,300	USD	633	JPMorgan Chase	10/18/2024	1
USD	94	HUF	33,588	Citibank	10/18/2024	— [10]
ZAR	9,050	USD	526	Goldman Sachs	10/18/2024	(3)
USD	851	ZAR	15,267	Citibank	10/18/2024	(32)
USD	36,742	AUD	55,197	Morgan Stanley	10/18/2024	(1,430)
USD	111,622	MXN	2,165,670	Morgan Stanley	10/21/2024	2,010
EUR	82,011	JPY	12,908,250	Bank of America	10/21/2024	1,278
IDR	626,915,254	USD	40,321	Citibank	10/21/2024	901
USD	14,540	MXN	283,030	Morgan Stanley	10/21/2024	215
CLP	5,953,821	USD	6,419	Morgan Stanley	10/21/2024	200
USD	10,012	MXN	193,981	Citibank	10/21/2024	194
BRL	147,120	USD	26,810	JPMorgan Chase	10/21/2024	127
CLP	584,687	USD	624	Citibank	10/21/2024	26
BRL	3,445	USD	623	Citibank	10/21/2024	8
INR	391,874	USD	4,664	Citibank	10/21/2024	8
INR	213,380	USD	2,538	Bank of New York Mellon	10/21/2024	6
PEN	19	USD	5	Citibank	10/21/2024	— [10]
USD	57	BRL	320	Citibank	10/21/2024	(2)
USD	619	CLP	574,715	Citibank	10/21/2024	(20)
USD	17,615	INR	1,481,100	Bank of New York Mellon	10/21/2024	(44)
USD	2,814	IDR	43,756,626	Citibank	10/21/2024	(63)
JPY	27,102,350	USD	192,183	UBS AG	10/21/2024	(3,009)
USD	152,196	BRL	860,957	JPMorgan Chase	10/21/2024	(5,436)
USD	47,457	JPY	6,700,046	HSBC Bank	10/22/2024	684
THB	21,885	USD	660	Citibank	10/22/2024	16
USD	825	EUR	740	HSBC Bank	10/22/2024	1
USD	201	EUR	180	BNP Paribas	10/22/2024	— [10]
USD	1,957	ILS	7,348	Citibank	10/22/2024	(15)
EUR	33,777	USD	37,660	HSBC Bank	10/22/2024	(24)
JPY	2,088,651	USD	14,794	HSBC Bank	10/22/2024	(213)
USD	47,975	ILS	181,440	HSBC Bank	10/22/2024	(722)
CNH	444,097	USD	62,947	UBS AG	10/23/2024	564
MYR	68,086	USD	16,109	JPMorgan Chase	10/23/2024	392
CNH	4,531	USD	643	JPMorgan Chase	10/23/2024	5
ZAR	2,353	USD	134	JPMorgan Chase	10/23/2024	2
USD	6,969	NZD	11,200	UBS AG	10/23/2024	(147)
ZAR	11,289	USD	645	Citibank	10/25/2024	7
TRY	22,750	USD	645	Barclays Bank PLC	10/25/2024	2
USD	21,167	BRL	115,349	Morgan Stanley	10/28/2024	66
PEN	3,212	USD	857	Morgan Stanley	10/28/2024	9
USD	100	EUR	90	UBS AG	10/28/2024	— [10]
USD	34	EUR	30	BNP Paribas	10/28/2024	— [10]
COP	482,869	USD	115	Morgan Stanley	10/28/2024	(1)
Capital World Bond Fund — Page 46 of 55

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Currency purchased (000)		Currency sold (000)
KRW	1,000,000	USD	765	JPMorgan Chase	10/28/2024	$(5)
PLN	4,205	USD	1,100	Morgan Stanley	10/28/2024	(8)
USD	34,091	KRW	45,344,790	Citibank	10/28/2024	(332)
CLP	590,998	USD	656	JPMorgan Chase	10/30/2024	1
ZAR	11,155	USD	652	Citibank	11/1/2024	(8)
EUR	12,640	USD	13,971	BNP Paribas	11/4/2024	121
USD	775	CZK	17,546	JPMorgan Chase	11/4/2024	— [10]
USD	52,745	EUR	48,430	BNP Paribas	11/4/2024	(1,248)
JPY	4,776,420	USD	32,263	Morgan Stanley	11/5/2024	1,148
JPY	5,413,060	USD	37,636	Standard Chartered Bank	11/6/2024	232
JPY	597,190	USD	4,110	Barclays Bank PLC	11/14/2024	71
EUR	115,000	USD	127,479	Barclays Bank PLC	12/18/2024	952
CAD	36,560	USD	27,000	BNP Paribas	12/18/2024	89
INR	2,300,000	USD	27,279	JPMorgan Chase	12/18/2024	61
USD	3,574	JPY	500,000	JPMorgan Chase	12/18/2024	57
EUR	5,400	USD	5,986	Barclays Bank PLC	12/18/2024	45
TRY	75,000	USD	1,982	JPMorgan Chase	12/18/2024	29
USD	5,598	EUR	5,000	BNP Paribas	12/18/2024	14
CAD	2,708	USD	2,000	BNP Paribas	12/18/2024	7
USD	3,175	GBP	2,425	BNP Paribas	12/18/2024	(66)
USD	3,518	NOK	38,000	HSBC Bank	12/18/2024	(84)
CNH	250,000	USD	36,002	JPMorgan Chase	12/18/2024	(90)
USD	4,008	AUD	6,000	BNP Paribas	12/18/2024	(143)
USD	13,225	GBP	10,100	BNP Paribas	12/18/2024	(276)
USD	8,884	AUD	13,300	BNP Paribas	12/18/2024	(318)
USD	9,531	NZD	15,500	HSBC Bank	12/18/2024	(318)
USD	17,590	NOK	190,000	HSBC Bank	12/18/2024	(422)
USD	78,089	NZD	127,000	HSBC Bank	12/18/2024	(2,605)
USD	20,713	BRL	107,200	JPMorgan Chase	4/1/2025	1,547
						$8,690
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.8189%	Annual	SOFR	Annual	8/25/2025	USD5,000	$38	$—	$38
4.8195%	Annual	SOFR	Annual	9/1/2025	9,100	73	—	73
SOFR	Annual	4.63358%	Annual	10/31/2025	955	(8)	—	(8)
4.66%	28-day	28-day MXN-TIIE	28-day	12/16/2025	MXN24,000	(68)	—	(68)
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN124,260	(9)	—	(9)
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK716,270	(182)	—	(182)
5.75%	28-day	28-day MXN-TIIE	28-day	4/2/2026	MXN22,300	(57)	—	(57)
4.8755%	Annual	SOFR	Annual	4/18/2026	USD11,500	221	—	221
4.659%	Annual	SOFR	Annual	5/17/2026	9,100	157	—	157
SOFR	Annual	4.5265%	Annual	6/18/2026	5,000	(82)	—	(82)
Capital World Bond Fund — Page 47 of 55

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.528%	Annual	6/18/2026	USD5,000	$(82)	$—	$(82)
SOFR	Annual	4.5335%	Annual	6/18/2026	10,000	(165)	—	(165)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN279,500	(570)	—	(570)
SOFR	Annual	3.914%	Annual	6/30/2026	USD14,100	(96)	—	(96)
4.134%	Annual	SONIA	Annual	8/23/2026	GBP41,370	202	— [10]	202
1.753%	Annual	Euro STR	Annual	9/26/2026	EUR29,250	7	—	7
SOFR	Annual	3.35186%	Annual	9/30/2026	USD10,700	(7)	—	(7)
7.28%	28-day	28-day MXN-TIIE	28-day	9/30/2026	MXN11,600	(19)	—	(19)
SOFR	Annual	3.4798%	Annual	9/30/2026	USD21,300	(62)	—	(62)
SOFR	Annual	3.496%	Annual	9/30/2026	44,900	(144)	—	(144)
7.24%	28-day	28-day MXN-TIIE	28-day	10/2/2026	MXN11,700	(19)	—	(19)
0.8738%	Annual	SONIA	Annual	10/8/2026	GBP4,000	(308)	—	(308)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	MXN218,800	(289)	—	(289)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	328,248	(424)	—	(424)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	535,800	(672)	—	(672)
SONIA	Annual	1.2822%	Annual	1/28/2027	GBP1,150	86	—	86
4.254%	Annual	SONIA	Annual	5/9/2027	89,120	1,282	—	1,282
8.705%	28-day	28-day MXN-TIIE	28-day	6/4/2027	MXN36,200	(3)	—	(3)
4.1172%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	7/18/2027	NZD90,000	955	—	955
SOFR	Annual	4.0322%	Annual	7/18/2027	USD53,332	(977)	—	(977)
4.1187%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	7/19/2027	NZD90,000	953	—	953
SOFR	Annual	4.0017%	Annual	7/19/2027	USD53,378	(934)	—	(934)
3.5175%	Annual	SOFR	Annual	8/15/2027	649,550	3,256	—	3,256
3.0825%	At maturity	Eurozone HICP Ex. Tobacco	At maturity	8/15/2027	EUR1,000	22	—	22
SONIA	Annual	5.1013%	Annual	10/7/2027	GBP2,000	(101)	—	(101)
3.624%	Annual	SOFR	Annual	2/20/2028	USD8,300	88	—	88
3.616%	Annual	SOFR	Annual	2/20/2028	3,900	41	—	41
0.57520783%	Annual	SONIA	Annual	4/9/2028	GBP10,370	(1,408)	(18)	(1,390)
4.98038%	Annual	SONIA	Annual	6/21/2028	103,790	6,050	—	6,050
4.96048%	Annual	SONIA	Annual	6/21/2028	51,100	2,933	—	2,933
4.4785%	Annual	SOFR	Annual	10/4/2028	USD500	22	—	22
8.84%	28-day	28-day MXN-TIIE	28-day	11/22/2028	MXN39,650	18	—	18
3.968%	Annual	SONIA	Annual	2/16/2029	GBP89,140	1,453	—	1,453
3.898%	Annual	SONIA	Annual	6/18/2029	1,800	26	—	26
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR27,110	(769)	—	(769)
5.086%	Annual	6-month PLN-WIBOR	Semi-annual	7/12/2029	PLN35,830	292	—	292
6-month CZK-PRIBOR	Semi-annual	3.635%	Annual	7/12/2029	CZK205,915	(199)	—	(199)
3.4928%	Annual	SONIA	Annual	8/6/2029	GBP17,630	(147)	—	(147)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD110,460	(1,096)	—	(1,096)
2.2679%	Annual	SONIA	Annual	7/14/2032	GBP590	(70)	—	(70)
SOFR	Annual	4.1615%	Annual	5/15/2033	USD400	(25)	—	(25)
SOFR	Annual	4.15%	Annual	5/15/2033	740	(46)	—	(46)
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP27,750	(2,004)	—	(2,004)
SONIA	Annual	4.36738%	Annual	6/21/2033	56,340	(4,167)	—	(4,167)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD840	45	—	45
SOFR	Annual	4.061%	Annual	8/24/2033	2,500	(143)	—	(143)
SOFR	Annual	3.9519%	Annual	8/25/2033	2,500	(122)	—	(122)
SOFR	Annual	3.8275%	Annual	9/1/2033	2,100	(83)	—	(83)
Capital World Bond Fund — Page 48 of 55

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
0.9221376%	Annual	SONIA	Annual	4/9/2041	GBP5,500	$(2,568)	$(47)	$(2,521)
2.23%	Annual	SONIA	Annual	7/14/2042	320	(86)	—	(86)
1.0469%	Annual	SONIA	Annual	3/2/2052	70	(44)	—	(44)
SONIA	Annual	3.9322%	Annual	2/16/2054	22,700	(658)	—	(658)
SOFR	Annual	3.6815%	Annual	2/20/2054	USD500	(33)	—	(33)
SOFR	Annual	3.6765%	Annual	2/20/2054	664	(43)	—	(43)
SOFR	Annual	3.7205%	Annual	2/21/2054	436	(32)	—	(32)
						$(801)	$(65)	$(736)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.69660495%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL18,589	$(142)	$—	$(142)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	300,000	(433)	—	(433)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	643,575	(2,019)	—	(2,019)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	236,580	(1,391)	—	(1,391)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	353,760	(6,394)	—	(6,394)
							$(10,379)	$—	$(10,379)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD244,730	$(19,006)	$(16,232)	$(2,774)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[18] (000)	Value at 9/30/2024[19] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD440,844	$9,918	$9,904	$14
ITRAXX.EUR.42	1.00%	Quarterly	12/20/2029	EUR129,460	3,013	3,000	13
CDX.EM.42	1.00%	Quarterly	12/20/2029	USD38,330	(1,117)	(1,126)	9
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	11,000	805	799	6
					$12,619	$12,577	$42
Capital World Bond Fund — Page 49 of 55

unaudited
Investments in affiliates16

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Investment funds 0.00%
Capital Group Central Corporate Bond Fund	$204	$7	$—	$—	$4	$215	$7
Short-term securities 7.93%
Money market investments 7.93%
Capital Group Central Cash Fund 5.09%[17]	1,329,035	3,014,405	3,503,231	153	208	840,570	53,547
Total 7.93%				$153	$212	$840,785	$53,554
Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	$11,612	$12,227	.12%
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	10,083	10,558.10
Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028)[1]	2/4/2021	3,802	3,190.03
McDonalds Corp. 4.00% 3/7/2030	11/14/2023	1,186	1,281.01
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,12]	6/23/2023	663	637.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[4,7]	9/13/2023	532	544	.00 [20]
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[4,7]	9/13/2023-9/13/2024	26	26	.00 [20]
Total		$27,904	$28,463	.27%

[1]	Step bond; coupon rate may change at a later date.
[2]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $28,463,000, which represented .27% of the net assets of the fund.

[3]	Index-linked bond whose principal amount moves with a government price index.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $848,143,000, which represented 8.01% of the net assets of the fund.

[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $14,051,000, which represented .13% of the net assets of the fund.

[8]	Scheduled interest and/or principal payment was not received.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Amount less than one thousand.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $88,311,000, which represented .83% of the net assets of the fund.
[12]	Value determined using significant unobservable inputs.
[13]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[14]	Purchased on a TBA basis.
[15]	Security did not produce income during the last 12 months.
[16]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[17]	Rate represents the seven-day yield at 9/30/2024.
[18]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[19]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[20]	Amount less than .01%.
Capital World Bond Fund — Page 50 of 55

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $2,223,850,000. The average month-end notional amount of futures contracts while held was $4,130,315,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $4,318,249,000. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilities, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $1,523,927,000 and $410,005,000, respectively. The average month-end notional amount of options on foreign currencies while held was $34,084,000.
Capital World Bond Fund — Page 51 of 55

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following pages present the fund’s valuation levels as of September 30, 2024 (dollars in thousands):

Capital World Bond Fund — Page 52 of 55

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$1,764,591	$—	$1,764,591
Japanese yen	—	514,444	—	514,444
British pounds	—	357,502	—	357,502
Chinese yuan renminbi	—	357,351	—	357,351
Brazilian reais	—	252,606	—	252,606
Mexican pesos	—	177,221	—	177,221
Australian dollars	—	161,250	—	161,250
Canadian dollars	—	157,065	—	157,065
South Korean won	—	136,339	—	136,339
Indonesian rupiah	—	129,851	—	129,851
New Zealand dollars	—	111,926	—	111,926
Norwegian kroner	—	63,726	—	63,726
Danish kroner	—	58,462	—	58,462
Indian rupees	—	58,027	—	58,027
Israeli shekels	—	49,646	—	49,646
Turkish lira	—	32,677	—	32,677
South African rand	—	26,387	—	26,387
Polish zloty	—	22,361	—	22,361
Malaysian ringgits	—	18,102	—	18,102
Thai baht	—	15,864	—	15,864
Czech korunas	—	10,055	—	10,055
Colombian pesos	—	5,963	—	5,963
Romanian leu	—	4,853	—	4,853
Hungarian forints	—	3,500	—	3,500
Chilean pesos	—	1,887	—	1,887
Kazakhstani tenge	—	1,008	—	1,008
Peruvian nuevos soles	—	922	—	922
Dominican pesos	—	236	—	236
Ukrainian hryvnia	—	99	—	99
U.S. dollars	—	5,164,817	1,419	5,166,236
Convertible bonds & notes	—	2,386	—	2,386
Preferred securities	—	—	458	458
Common stocks	—	324	1,155	1,479
Investment funds	215	—	—	215
Short-term securities	840,570	298,297	—	1,138,867
Options purchased on futures (equity style)	559	—	—	559
Total	$841,344	$9,959,745	$3,032	$10,804,121

Refer to the end of the tables for footnotes.
Capital World Bond Fund — Page 53 of 55

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$14,885	$—	$—	$14,885
Unrealized appreciation on open forward currency contracts	—	30,165	—	30,165
Unrealized appreciation on centrally cleared interest rate swaps	—	18,220	—	18,220
Unrealized appreciation on centrally cleared credit default swaps	—	42	—	42
Liabilities:
Value of options written	(257)	—	—	(257)
Unrealized depreciation on futures contracts	(4,760)	—	—	(4,760)
Unrealized depreciation on open forward currency contracts	—	(21,475)	—	(21,475)
Unrealized depreciation on centrally cleared interest rate swaps	—	(18,956)	—	(18,956)
Unrealized depreciation on bilateral interest rate swaps	—	(10,379)	—	(10,379)
Unrealized depreciation on centrally cleared credit default swaps	—	(2,774)	—	(2,774)
Total	$9,868	$(5,157)	$—	$4,711
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Capital World Bond Fund — Page 54 of 55

unaudited

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BBR = Bank Base Rate
BBSW = Bank Bill Swap Rate
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
DOP = Dominican pesos
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
FRA = Forward Rate Agreement
G.O. = General Obligation
GBP = British pounds
HICP = Harmonised Index of Consumer Prices
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen

KRW = South Korean won
KZT = Kazakhstani tenge
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
NOK = Norwegian kroner
NZD = New Zealand dollars
PEN = Peruvian nuevos soles
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
RSC = Restricted Scope Company
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
STR = Short-Term Rate
TBA = To be announced
THB = Thai baht
TIIE = Interbank Equilibrium Interest Rate
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-031-1124
Capital World Bond Fund — Page 55 of 55